COLI VUL-2 Series Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of COLI VUL-2 Series Account and Those Charged with Governance of COLI VUL-2 Series Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise COLI VUL-2 Series Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the the year ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 10, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 15, 2025

Appendix A

The subaccounts that comprise COLI VUL-2 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Small Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Small Capitalization Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth-Income Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS International Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS New World Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock Global Allocation V.I. Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock High Yield V.I., Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon Stock Index Fund, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Mid Cap Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

ClearBridge Variable Small Cap Growth Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Small Cap Value Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Davis Equity Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Davis Financial Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Delaware VIP International Series, Standard Class	Not Applicable	For the period from January 1, 2024 to April 26, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to April 26, 2024 (cessation of operations)
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Core Equity VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS High Income VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Cap Index VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Mid Cap Value VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Eaton Vance VT Floating-Rate Income, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Aggressive Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Ariel Mid Cap Value Fund, Investor Class	Not Applicable	For the period from January 1, 2024 to October 25, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to October 25, 2024 (cessation of operations)

Empower Bond Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Conservative Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Core Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Emerging Markets Equity Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Global Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Government Money Market Fund, Investor Class	Not Applicable	For the period from January 1, 2024 to June 14, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 14, 2024 (cessation of operations)
Empower Inflation-Protected Securities Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower International Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower International Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Large Cap Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Large Cap Value Fund, Investor II Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2015 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2020 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Empower Lifetime 2025 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2030 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2035 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2040 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2045 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2050 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2055 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2060 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Mid Cap Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderate Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Multi-Sector Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Empower Real Estate Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower S&P Mid Cap 400 Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower S&P Small Cap 600 Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Short Duration Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Small Cap Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Small Cap Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower U.S. Government Securities Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Federated Hermes High Income Bond Fund II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Federated Hermes Kaufmann Fund II, Primary Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Contrafund Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Emerging Markets Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Fidelity VIP Extended Market Index Portfolio, Service Class 2	Not Applicable	For the period from August 9, 2024 (commencement of operations) to December 31, 2024	For the period from August 9, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Government Money Market Portfolio, Service Class 2	As of December 31, 2024	For the period from April 30, 2024 (commencement of operations) to December 31, 2024	For the period from April 30, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Growth Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP International Index Portfolio, Service Class 2	As of December 31, 2024	For the period from January 19, 2024 (commencement of operations) to December 31, 2024	For the period from January 19, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Mid Cap Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Government Money Market, Service Shares	As of December 31, 2024	For the period from April 30, 2024 (commencement of operations) to December 31, 2024	For the period from April 30, 2024 (commencement of operations) to December 31, 2024
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Not Applicable	Not Applicable	For the year ended December 31, 2023
Invesco Global Real Estate Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Core Equity Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Invesco V.I. EQV International Equity Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Health Care Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Mid Cap Fund	Not Applicable	Not Applicable	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Small Cap Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Balanced Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Enterprise Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Flexible Bond Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Forty Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Global Research Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Overseas Portfolio, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Developing Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Total Return Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

LVIP American Century Capital Appreciation Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Inflation Protection Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century International Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Mid Cap Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Ultra Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP JPMorgan Small Cap Core Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP JPMorgan U.S. Equity Fund, Standard Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP International Core Equity Series, Standard Class	As of December 31, 2024	For the period from April 26, 2024 (commencement of operations) to December 31, 2024	For the period from April 26, 2024 (commencement of operations) to December 31, 2024
Macquarie VIP Small Cap Value Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Blended Research Small Cap Equity Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Global Real Estate Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Growth Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

MFS International Growth Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Mid Cap Growth Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Mid Cap Value Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Research Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Total Return Bond Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Value Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	As of December 31, 2024	Not Applicable	For each of the years in the two-year period then ended December 31, 2024
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO High Yield Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Income Portfolio, Institutional Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

PIMCO Low Duration Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Real Return Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Total Return Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Pioneer Real Estate Shares VCT Portfolio, Class I	Not Applicable	Not Applicable	For the period from January 1, 2023 to April 28, 2023 (cessation of operations)
Putnam VT Focused International Equity Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Global Asset Allocation Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT High Yield Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Income Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT International Value Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Large Cap Growth Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Large Cap Value Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Research Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Small Cap Value Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Putnam VT Sustainable Future Fund, Class IA	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
VanEck VIP Emerging Markets Fund, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
VanEck VIP Global Resources Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Global Bond Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2024	For the period from April 26, 2024 (commencement of operations) to December 31, 2024	For the period from April 26, 2024 (commencement of operations) to December 31, 2024
Vanguard VIF Total Bond Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Victory RS Small Cap Growth Equity VIP Series, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio, Class I-2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth- Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I
ASSETS:
Investments at fair value (1)	$477,781	$252,407	$3,796,474	$393	$1,482,005	$1,567,247	$23
Receivable from the Policies	-	-	-	-	-	84	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	477,781	252,407	3,796,474	393	1,482,005	1,567,331	23

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	-	-	-	-	84	-
Total liabilities	-	-	-	-	-	84	-

NET ASSETS	$477,781	$252,407	$3,796,474	$393	$1,482,005	$1,567,247	$23

Fair value per share (NAV)	$17.81	$17.05	$125.79	$68.38	$17.75	$26.33	$13.65
Shares outstanding in the Separate Account	26,827	14,804	30,181	6	83,493	59,523	2

(1) Investments in mutual fund shares, at cost	$601,373	$250,304	$2,903,207	$300	$1,669,129	$1,696,130	$21

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Small Cap Value Fund, Class 1	Davis Equity Portfolio
ASSETS:
Investments at fair value (1)	$2,613,858	$552,253	$34,533,709	$124,557	$716,751	$160,902	$192,637
Receivable from the Policies	-	-	-	-	149	-	-
Receivable from the fund manager	-	-	688	-	-	-	-
Receivable from dividends	-	3,133	-	-	-	-	-
Total assets	2,613,858	555,386	34,534,397	124,557	716,900	160,902	192,637

LIABILITIES:
Payable to the Policies	-	-	688	-	-	-	-
Payable to the fund manager	-	-	-	-	149	-	-
Total liabilities	-	-	827	-	149	-	-

NET ASSETS	$2,613,858	$555,386	$34,533,570	$124,557	$716,751	$160,902	$192,637

Fair value per share (NAV)	$16.48	$6.91	$79.76	$24.43	$27.69	$13.43	$5.81
Shares outstanding in the Separate Account	158,608	79,921	432,970	5,099	25,885	11,981	33,156

(1) Investments in mutual fund shares, at cost	$2,822,948	$563,332	$28,521,857	$122,108	$696,757	$139,864	$242,357

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Davis Financial Portfolio	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Eaton Vance VT Floating- Rate Income, Initial Class
ASSETS:
Investments at fair value (1)	$349,466	$67,931	$27	$555,217	$9,417,559	$1,670,970	$1,459,144
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	-	-	-	-	873	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	349,466	67,931	27	555,217	9,418,432	1,670,970	1,459,144

LIABILITIES:
Payable to the Policies	-	-	-	-	873	-	-
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	873	-	-

NET ASSETS	$349,466	$67,931	$27	$555,217	$9,417,559	$1,670,970	$1,459,144

Fair value per share (NAV)	$15.28	$8.97	$13.75	$5.67	$14.52	$13.81	$8.61
Shares outstanding in the Separate Account	22,871	7,573	2	97,922	648,592	120,997	169,471

(1) Investments in mutual fund shares, at cost	$310,379	$70,238	$22	$537,711	$9,788,052	$1,583,388	$1,501,192

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower Inflation- Protected Securities Fund, Investor Class
ASSETS:
Investments at fair value (1)	$526,491	$3,585,702	$5,743,751	$60,892	$17	$917,115	$19
Receivable from the Policies	-	2,647	-	-	-	-	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	526,491	3,588,349	5,743,751	60,892	17	917,115	19

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	2,647	-	-	-	-	-
Total liabilities	-	2,647	-	-	-	-	-

NET ASSETS	$526,491	$3,585,702	$5,743,751	$60,892	$17	$917,115	$19

Fair value per share (NAV)	$5.62	$12.55	$7.42	$9.54	$9.06	$6.68	$8.91
Shares outstanding in the Separate Account	93,682	285,713	774,090	6,383	2	137,293	2

(1) Investments in mutual fund shares, at cost	$518,917	$3,608,785	$6,008,611	$62,373	$15	$1,006,247	$21

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class
ASSETS:
Investments at fair value (1)	$5,304,578	$5,224,142	$1,146,866	$2,847,521	$606,213	$594,402	$7,490,444
Receivable from the Policies	708	-	690	-	-	-	229
Receivable from the fund manager	-	-	-	-	3	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	5,305,286	5,224,142	1,147,556	2,847,521	606,216	594,402	7,490,673

LIABILITIES:
Payable to the Policies	-	-	-	-	3	-	-
Payable to the fund manager	708	-	690	-	-	-	229
Total liabilities	708	-	690	-	3	-	229

NET ASSETS	$5,304,578	$5,224,142	$1,146,866	$2,847,521	$606,213	$594,402	$7,490,444

Fair value per share (NAV)	$12.44	$12.09	$10.32	$11.84	$12.95	$10.23	$13.71
Shares outstanding in the Separate Account	426,413	432,104	111,130	240,500	46,812	58,104	546,349

(1) Investments in mutual fund shares, at cost	$5,261,347	$5,430,230	$1,148,001	$2,787,017	$634,023	$631,552	$7,415,998

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class
ASSETS:
Investments at fair value (1)	$7,758,077	$3,158,345	$989,374	$1,221,335	$293,689	$497,363	$3,783
Receivable from the Policies	1,460	-	-	-	-	-	-
Receivable from the fund manager	-	52	43	320	53	154	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	7,759,537	3,158,397	989,417	1,221,655	293,742	497,517	3,783

LIABILITIES:
Payable to the Policies	-	52	43	320	53	154	-
Payable to the fund manager	1,460	-	-	-	-	-	-
Total liabilities	1,460	52	43	320	53	154	-

NET ASSETS	$7,758,077	$3,158,345	$989,374	$1,221,335	$293,689	$497,363	$3,783

Fair value per share (NAV)	$10.49	$13.78	$10.62	$14.13	$11.23	$18.29	$10.75
Shares outstanding in the Separate Account	739,569	229,198	93,161	86,436	26,152	27,193	352

(1) Investments in mutual fund shares, at cost	$7,933,118	$3,225,948	$948,392	$1,170,745	$274,445	$475,435	$3,747

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$1,025,345	$305,864	$296,408	$51,818	$454,902	$1,396,382	$12,075,690
Receivable from the Policies	-	-	-	263	-	-	-
Receivable from the fund manager	-	-	-	-	-	426	5,531
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,025,345	305,864	296,408	52,081	454,902	1,396,808	12,081,221

LIABILITIES:
Payable to the Policies	-	-	-	-	-	426	5,531
Payable to the fund manager	-	-	-	263	-	-	-
Total liabilities	-	-	-	263	-	426	5,531

NET ASSETS	$1,025,345	$305,864	$296,408	$51,818	$454,902	$1,396,382	$12,075,690

Fair value per share (NAV)	$13.77	$6.31	$6.95	$8.02	$12.95	$12.09	$21.00
Shares outstanding in the Separate Account	74,462	48,473	42,649	6,461	35,128	115,499	575,033

(1) Investments in mutual fund shares, at cost	$1,050,315	$311,120	$310,078	$54,010	$460,177	$1,424,050	$11,057,937

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II
ASSETS:
Investments at fair value (1)	$1,004,162	$4,053,310	$21	$1,201,129	$2,593,363	$3,603,136	$21
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	2,185	-	-	266	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,006,347	4,053,310	21	1,201,395	2,593,363	3,603,136	21

LIABILITIES:
Payable to the Policies	2,185	-	-	266	-	-	-
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	2,185	-	-	266	-	-	-

NET ASSETS	$1,004,162	$4,053,310	$21	$1,201,129	$2,593,363	$3,603,136	$21

Fair value per share (NAV)	$13.13	$10.27	$10.61	$38.44	$37.65	$10.71	$5.68
Shares outstanding in the Separate Account	76,478	394,675	2	31,247	68,881	336,427	4

(1) Investments in mutual fund shares, at cost	$964,105	$4,078,876	$21	$866,686	$2,384,367	$3,722,972	$19

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Federated Hermes Kaufmann Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Government Money Market Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$165,786	$2,228,657	$1,706,111	$25,808,247	$44,196	$13,401,978	$79,640
Receivable from the Policies	-	-	-	9,757	-	-	-
Receivable from the fund manager	-	-	-	-	-	465	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	165,786	2,228,657	1,706,111	25,818,004	44,196	13,402,443	79,640

LIABILITIES:
Payable to the Policies	-	-	-	-	-	465	-
Payable to the fund manager	-	-	-	9,757	-	-	-
Total liabilities	-	-	-	9,757	-	465	-

NET ASSETS	$165,786	$2,228,657	$1,706,111	$25,808,247	$44,196	$13,401,978	$79,640

Fair value per share (NAV)	$19.64	$55.50	$11.47	$1.00	$92.74	$569.52	$10.77
Shares outstanding in the Separate Account	8,441	40,156	148,746	25,808,249	476	23,532	7,395

(1) Investments in mutual fund shares, at cost	$144,127	$1,775,448	$1,879,811	$25,808,249	$43,615	$11,142,972	$77,195

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Goldman Sachs VIT Government Money Market, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Invesco Global Real Estate Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I
ASSETS:
Investments at fair value (1)	$206,882	$104,982	$463,421	$18,049	$1,245,049	$18,921	$3,081,396
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	206,882	104,982	463,421	18,049	1,245,049	18,921	3,081,396

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	-

NET ASSETS	$206,882	$104,982	$463,421	$18,049	$1,245,049	$18,921	$3,081,396

Fair value per share (NAV)	$10.62	$35.48	$1.00	$16.87	$13.39	$33.62	$33.52
Shares outstanding in the Separate Account	19,480	2,959	463,421	1,070	92,983	563	91,927

(1) Investments in mutual fund shares, at cost	$239,801	$117,130	$463,421	$15,931	$1,355,954	$16,375	$3,246,304

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Small Cap Fund	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Flexible Bond Portfolio	Janus Henderson Forty Fund, Class I	Janus Henderson Global Research Fund, Class I
ASSETS:
Investments at fair value (1)	$92,164	$1,047,971	$4,138,625	$590,210	$2,055,218	$2,793,894	$617,791
Receivable from the Policies	-	-	-	184	-	-	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	92,164	1,047,971	4,138,625	590,394	2,055,218	2,793,894	617,791

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	-	-	184	-	-	-
Total liabilities	-	-	-	184	-	-	-

NET ASSETS	$92,164	$1,047,971	$4,138,625	$590,210	$2,055,218	$2,793,894	$617,791

Fair value per share (NAV)	$26.99	$29.25	$51.22	$84.18	$9.75	$57.38	$72.60
Shares outstanding in the Separate Account	3,415	35,828	80,801	7,011	210,792	48,691	8,510

(1) Investments in mutual fund shares, at cost	$94,873	$957,226	$3,658,181	$534,347	$2,135,052	$2,269,982	$564,316

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Developing Growth Portfolio	Lord Abbett Series Fund Total Return Portfolio	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century International Fund, Standard Class II
ASSETS:
Investments at fair value (1)	$80,488	$2,973,450	$41,274	$62,629	$616,237	$2,843,034	$51,241
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	-	-	-	37	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	80,488	2,973,450	41,274	62,666	616,237	2,843,034	51,241

LIABILITIES:
Payable to the Policies	-	-	-	37	-	-	-
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	-	-	-	37	-	-	-

NET ASSETS	$80,488	$2,973,450	$41,274	$62,629	$616,237	$2,843,034	$51,241

Fair value per share (NAV)	$43.92	$21.11	$29.23	$13.89	$16.77	$9.16	$10.68
Shares outstanding in the Separate Account	1,833	140,855	1,412	4,509	36,755	310,239	4,796

(1) Investments in mutual fund shares, at cost	$57,812	$2,102,529	$27,866	$66,363	$539,052	$3,139,041	$40,145

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class	Macquarie VIP International Core Equity Series, Standard Class	Macquarie VIP Small Cap Value Series, Service Class
ASSETS:
Investments at fair value (1)	$1,507,144	$28	$1,020,117	$22	$27	$345,640	$528,785
Receivable from the Policies	-	-	-	-	-	-	5
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,507,144	28	1,020,117	22	27	345,640	528,790

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	-	-	-	-	-	5
Total liabilities	-	-	-	-	-	-	5

NET ASSETS	$1,507,144	$28	$1,020,117	$22	$27	$345,640	$528,785

Fair value per share (NAV)	$19.66	$30.35	$12.23	$21.69	$44.49	$16.55	$40.25
Shares outstanding in the Separate Account	76,672	1	83,418	1	1	20,885	13,138

(1) Investments in mutual fund shares, at cost	$1,592,140	$19	$1,031,488	$20	$21	$349,608	$481,830

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class		MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class	MFS Mid Cap Value Portfolio, Initial Class	MFS Research Series, Initial Class
ASSETS:
Investments at fair value (1)	$22	$340,306	$28		$2,300,435	$338,782	$370,840	$25
Receivable from the Policies	-	-	-		-	-	-	-
Receivable from the fund manager	-	-	-		-	734	325	-
Receivable from dividends	-	-	-		-	-	-	-
Total assets	22	340,306	28		2,300,435	339,516	371,165	25

LIABILITIES:
Payable to the Policies	-	-	-		-	734	325	-
Payable to the fund manager	-	-	-		-	-	-	-
Total liabilities	-	-	-		-	734	325	-

NET ASSETS	$22	$340,306	$28		$2,300,435	$338,782	$370,840	$25

Fair value per share (NAV)	$10.32	$12.47	$73.31		$15.79	$9.20	$10.59	$35.59
Shares outstanding in the Separate Account	2	27,290	0	*	145,689	36,824	35,018	1

(1) Investments in mutual fund shares, at cost	$2,299	$377,049	$20		$2,164,928	$310,889	$375,193	$20

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I		Neuberger Berman AMT Sustainable Equity Portfolio, Class I	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
ASSETS:
Investments at fair value (1)	$2,887,747	$2,098,339	$12,463	$1		$309,018	$82,061	$1,631,009
Receivable from the Policies	56	-	-	-		-	-	-
Receivable from the fund manager	-	-	-	-		-	-	-
Receivable from dividends	-	-	-	-		-	-	-
Total assets	2,887,803	2,098,339	12,463	1		309,018	82,061	1,631,009

LIABILITIES:
Payable to the Policies	-	-	-	-		-	-	-
Payable to the fund manager	56	-	-	-		-	-	-
Total liabilities	56	-	-	-		-	-	-

NET ASSETS	$2,887,747	$2,098,339	$12,463	$1		$309,018	$82,061	$1,631,009

Fair value per share (NAV)	$11.50	$21.63	$31.28	$16.49		$39.93	$5.45	$9.24
Shares outstanding in the Separate Account	251,108	97,011	398	0	*	7,739	15,057	176,516

(1) Investments in mutual fund shares, at cost	$3,251,528	$2,084,663	$11,296	$1		$259,152	$103,056	$1,916,699

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO High Yield Portfolio, Admin Class	PIMCO Income Portfolio, Institutional Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Putnam VT Focused International Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA
ASSETS:
Investments at fair value (1)	$1,817,203	$27,214	$3,524,158	$1,048,680	$8,216,369	$22	$24
Receivable from the Policies	-	-	-	172	-	-	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,817,203	27,214	3,524,158	1,048,852	8,216,369	22	24

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	-	-	172	-	-	-
Total liabilities	-	-	-	172	-	-	-

NET ASSETS	$1,817,203	$27,214	$3,524,158	$1,048,680	$8,216,369	$22	$24

Fair value per share (NAV)	$7.24	$9.89	$9.64	$11.51	$9.04	$14.76	$19.99
Shares outstanding in the Separate Account	250,995	2,752	365,577	91,110	908,890	1	1

(1) Investments in mutual fund shares, at cost	$1,851,220	$26,993	$3,584,545	$1,164,761	$9,448,820	$22	$19

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA
ASSETS:
Investments at fair value (1)	$40,967	$356,513	$1,128,177	$528,246	$2,532,904	$28	$2,229
Receivable from the Policies	-	-	-	706	-	-	-
Receivable from the fund manager	-	-	293	-	2,156	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	40,967	356,513	1,128,470	528,952	2,535,060	28	2,229

LIABILITIES:
Payable to the Policies	-	-	293	-	2,156	-	-
Payable to the fund manager	-	-	-	706	-	-	-
Total liabilities	-	-	293	706	2,156	-	-

NET ASSETS	$40,967	$356,513	$1,128,177	$528,246	$2,532,904	$28	$2,229

Fair value per share (NAV)	$5.71	$8.02	$12.22	$17.97	$32.94	$43.67	$11.76
Shares outstanding in the Separate Account	7,175	44,453	92,322	29,396	76,894	1	190

(1) Investments in mutual fund shares, at cost	$39,348	$361,780	$1,035,267	$358,672	$2,274,014	$17	$1,979

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Sustainable Future Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Real Estate Index Portfolio
ASSETS:
Investments at fair value (1)	$155,150	$83,453	$4,704,659	$43,587	$1,538,516	$720,687	$89,786
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	155,150	83,453	4,704,659	43,587	1,538,516	720,687	89,786

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	-

NET ASSETS	$155,150	$83,453	$4,704,659	$43,587	$1,538,516	$720,687	$89,786

Fair value per share (NAV)	$17.25	$9.21	$56.35	$9.17	$25.18	$18.41	$11.74
Shares outstanding in the Separate Account	8,994	9,061	83,490	4,753	61,101	39,146	7,648

(1) Investments in mutual fund shares, at cost	$125,081	$77,359	$3,432,185	$57,020	$1,502,298	$776,595	$94,330

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I
ASSETS:
Investments at fair value (1)	$2,347,279	$21,196
Receivable from the Policies	-	-
Receivable from the fund manager	-	-
Receivable from dividends	-	-
Total assets	2,347,279	21,196

LIABILITIES:
Payable to the Policies	-	-
Payable to the fund manager	-	-
Total liabilities	-	-

NET ASSETS	$2,347,279	$21,196

Fair value per share (NAV)	$10.46	$10.69
Shares outstanding in the Separate Account	224,405	1,983

(1) Investments in mutual fund shares, at cost	$2,323,416	$18,627

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio, Class I-2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I
INVESTMENT INCOME:
Dividend income	$1,871	$2,549	$13,396	$4	$19,379	$22,613	$1

TOTAL INVESTMENT INCOME	1,871	2,549	13,396	4	19,379	22,613	1

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(52,319)	99	352,508	5	(167,068)	20,810	-
Capital gain distributions	-	8,683	90,712	17	-	7,427	1

Net realized gain (loss) on investments	(52,319)	8,782	443,220	22	(167,068)	28,237	1

Change in net unrealized appreciation (depreciation) on investments	89,175	(5,294)	644,916	53	191,314	48,004	1

Net realized and unrealized gain (loss) on investments	36,856	3,488	1,088,136	75	24,246	76,241	2

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,727	$6,037	$1,101,532	$79	$43,625	$98,854	$3

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Small Cap Value Fund, Class 1	Davis Equity Portfolio
INVESTMENT INCOME:
Dividend income	$35,043	$36,845	$391,078	$737	$-	$1,159	$2,092

TOTAL INVESTMENT INCOME	35,043	36,845	391,078	737	-	1,159	2,092

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(116,305)	(12,797)	1,968,912	117	27,290	627	(694)
Capital gain distributions	163,720	-	2,197,852	2,743	25,631	6,769	38,963

Net realized gain (loss) on investments	47,415	(12,797)	4,166,764	2,860	52,921	7,396	38,269

Change in net unrealized appreciation (depreciation) on investments	129,107	17,574	2,832,060	8,000	(21,802)	4,520	(10,557)

Net realized and unrealized gain (loss) on investments	176,522	4,777	6,998,824	10,860	31,119	11,916	27,712

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$211,565	$41,622	$7,389,902	$11,597	$31,119	$13,075	$29,804

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Davis Financial Portfolio	Delaware VIP International Series, Standard Class	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Value VIP, Class A
INVESTMENT INCOME:
Dividend income	$6,199	$7,160	$1,939	$-	$36,304	$111,387	$18,756

TOTAL INVESTMENT INCOME	6,199	7,160	1,939	-	36,304	111,387	18,756

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	28,314	424	2,392	-	(14,412)	(149,633)	6,188
Capital gain distributions	27,773	-	-	1	-	261,065	77,268

Net realized gain (loss) on investments	56,087	424	2,392	1	(14,412)	111,432	83,456

Change in net unrealized appreciation (depreciation) on investments	63,863	(1,837)	(1,797)	3	24,468	796,603	(10,112)

Net realized and unrealized gain (loss) on investments	119,950	(1,413)	595	4	10,056	908,035	73,344

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$126,149	$5,747	$2,534	$4	$46,360	$1,019,422	$92,100

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$110,125	$16,191	$2,442	$84,797	$177,100	$1,904	$-

TOTAL INVESTMENT INCOME	110,125	16,191	2,442	84,797	177,100	1,904	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(15,900)	(36,946)	6,219	(195,457)	9,215	(1,307)	-
Capital gain distributions	-	22,694	4,551	-	6,600	-	-

Net realized gain (loss) on investments	(15,900)	(14,252)	10,770	(195,457)	15,815	(1,307)	-

Change in net unrealized appreciation (depreciation) on investments	9,298	52,496	1,556	127,760	(267,504)	(111)	(414)

Net realized and unrealized gain (loss) on investments	(6,602)	38,244	12,326	(67,697)	(251,689)	(1,418)	(414)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$103,523	$54,435	$14,768	$17,100	$(74,589)	$486	$(414)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class
INVESTMENT INCOME:
Dividend income	$24,021	$648,221	$1	$109,025	$83,987	$-	$24,806

TOTAL INVESTMENT INCOME	24,021	648,221	1	109,025	83,987	-	24,806

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(36,834)	-	-	29,378	36,961	225,222	424,296
Capital gain distributions	-	-	-	5,454	162,983	101,985	262,197

Net realized gain (loss) on investments	(36,834)	-	-	34,832	199,944	327,207	686,493

Change in net unrealized appreciation (depreciation) on investments	6,160	-	-	3,137	(47,009)	(103,201)	(191,384)

Net realized and unrealized gain (loss) on investments	(30,674)	-	-	37,969	152,935	224,006	495,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,653)	$648,221	$1	$146,994	$236,922	$224,006	$519,915

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$15,837	$16,841	$179,383	$214,235	$66,456	$25,275	$23,051

TOTAL INVESTMENT INCOME	15,837	16,841	179,383	214,235	66,456	25,275	23,051

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(4,039)	(10,410)	(341,172)	(29,062)	8,555	(159,367)	(34,795)
Capital gain distributions	12,150	6,325	192,116	203,828	107,629	74,361	49,929

Net realized gain (loss) on investments	8,111	(4,085)	(149,056)	174,766	116,184	(85,006)	15,134

Change in net unrealized appreciation (depreciation) on investments	15,071	28,011	523,432	204,085	61,082	281,285	77,521

Net realized and unrealized gain (loss) on investments	23,182	23,926	374,376	378,851	177,266	196,279	92,655

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,019	$40,767	$553,759	$593,086	$243,722	$221,554	$115,706

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$7,066	$6,005	$90	$74,149	$9,321	$8,872	$1,500

TOTAL INVESTMENT INCOME	7,066	6,005	90	74,149	9,321	8,872	1,500

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(12,053)	24,195	8	(418)	2,704	35,169	17,472
Capital gain distributions	15,925	14,330	118	10,708	11,191	8,562	59,571

Net realized gain (loss) on investments	3,872	38,525	126	10,290	13,895	43,731	77,043

Change in net unrealized appreciation (depreciation) on investments	30,926	6,076	(29)	6,498	(3,357)	(14,751)	212,364

Net realized and unrealized gain (loss) on investments	34,798	44,601	97	16,788	10,538	28,980	289,407

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,864	$50,606	$187	$90,937	$19,859	$37,852	$290,907

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$16,188	$36,059	$128,406	$7,571	$172,100	$-	$-

TOTAL INVESTMENT INCOME	16,188	36,059	128,406	7,571	172,100	-	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	122,006	24,255	203,644	78,002	31,407	(1)	49,238
Capital gain distributions	-	53,279	228,929	36,255	-	1	12,882

Net realized gain (loss) on investments	122,006	77,534	432,573	114,257	31,407	-	62,120

Change in net unrealized appreciation (depreciation) on investments	(47,300)	(10,989)	838,245	(42,531)	(65,691)	1	27,669

Net realized and unrealized gain (loss) on investments	74,706	66,545	1,270,818	71,726	(34,284)	1	89,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$90,894	$102,604	$1,399,224	$79,297	$137,816	$1	$89,789

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II	Federated Hermes Kaufmann Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$-	$96,075	$1	$1,724	$668	$20,710	$-

TOTAL INVESTMENT INCOME	-	96,075	1	1,724	668	20,710	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	132,966	95,541	-	2,288	148,810	(167,946)	4,173
Capital gain distributions	92,551	-	-	5,689	258,500	-	-

Net realized gain (loss) on investments	225,517	95,541	-	7,977	407,310	(167,946)	4,173

Change in net unrealized appreciation (depreciation) on investments	4,780	(104,633)	-	22,249	171,103	289,709	-

Net realized and unrealized gain (loss) on investments	230,297	(9,092)	-	30,226	578,413	121,763	4,173

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$230,297	$86,983	$1	$31,950	$579,081	$142,473	$4,173

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Government Money Market Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Goldman Sachs VIT Government Money Market, Service Shares
INVESTMENT INCOME:
Dividend income	$694,756	$-	$150,381	$2,453	$6,718	$373	$8,556

TOTAL INVESTMENT INCOME	694,756	-	150,381	2,453	6,718	373	8,556

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	703	224,427	3,982	(386)	9,506	-
Capital gain distributions	-	9,893	7,711	-	-	17,905	-

Net realized gain (loss) on investments	-	10,596	232,138	3,982	(386)	27,411	-

Change in net unrealized appreciation (depreciation) on investments	(2)	826	1,818,607	2,444	(3,285)	(2,863)	-

Net realized and unrealized gain (loss) on investments	(2)	11,422	2,050,745	6,426	(3,671)	24,548	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$694,754	$11,422	$2,201,126	$8,879	$3,047	$24,921	$8,556

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Invesco Global Real Estate Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Small Cap Fund	Janus Henderson Balanced Fund, Class I
INVESTMENT INCOME:
Dividend income	$180	$30,224	$133	$53,838	$-	$-	$82,613

TOTAL INVESTMENT INCOME	180	30,224	133	53,838	-	-	82,613

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	233	(8,228)	(6)	(1,101)	3,543	(32,592)	132,327
Capital gain distributions	1,026	-	1,594	16,005	-	21,305	-

Net realized gain (loss) on investments	1,259	(8,228)	1,588	14,904	3,543	(11,287)	132,327

Change in net unrealized appreciation (depreciation) on investments	422	(30,699)	2,672	(55,996)	(3,909)	85,009	322,559

Net realized and unrealized gain (loss) on investments	1,681	(38,927)	4,260	(41,092)	(366)	73,722	454,886

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,861	$(8,703)	$4,393	$12,746	$(366)	$73,722	$537,499

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Enterprise Fund, Class I	Janus Henderson Flexible Bond Portfolio	Janus Henderson Forty Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Developing Growth Portfolio
INVESTMENT INCOME:
Dividend income	$4,409	$99,387	$2,466	$3,529	$1,137	$-	$62

TOTAL INVESTMENT INCOME	4,409	99,387	2,466	3,529	1,137	-	62

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	22,647	(76,965)	15,185	33,759	389	(21,232)	(9,873)
Capital gain distributions	23,240	-	128,740	12,509	-	-	-

Net realized gain (loss) on investments	45,887	(76,965)	143,925	46,268	389	(21,232)	(9,873)

Change in net unrealized appreciation (depreciation) on investments	34,152	17,656	436,562	32,759	2,993	854,498	24,414

Net realized and unrealized gain (loss) on investments	80,039	(59,309)	580,487	79,027	3,382	833,266	14,541

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,448	$40,078	$582,953	$82,556	$4,519	$833,266	$14,603

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Total Return Portfolio	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II
INVESTMENT INCOME:
Dividend income	$2,943	$-	$109,564	$802	$40,548	$-	$29,582

TOTAL INVESTMENT INCOME	2,943	-	109,564	802	40,548	-	29,582

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,624	336	(114,198)	(264)	(165,177)	-	17,354
Capital gain distributions	-	34,276	-	-	84,274	2	56,851

Net realized gain (loss) on investments	2,624	34,612	(114,198)	(264)	(80,903)	2	74,205

Change in net unrealized appreciation (depreciation) on investments	(3,838)	89,222	45,496	738	187,989	4	(14,357)

Net realized and unrealized gain (loss) on investments	(1,214)	123,834	(68,702)	474	107,086	6	59,848

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,729	$123,834	$40,862	$1,276	$147,634	$6	$89,430

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class	Macquarie VIP International Core Equity Series, Standard Class	Macquarie VIP Small Cap Value Series, Service Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class
INVESTMENT INCOME:
Dividend income	$-	$-	$4,492	$5,655	$-	$7,189	$-

TOTAL INVESTMENT INCOME	-	-	4,492	5,655	-	7,189	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	-	776	(42,728)	-	(2,621)	-
Capital gain distributions	-	1	813	21,242	-	-	2

Net realized gain (loss) on investments	-	1	1,589	(21,486)	-	(2,621)	2

Change in net unrealized appreciation (depreciation) on investments	2	4	(3,969)	77,528	1	(13,349)	5

Net realized and unrealized gain (loss) on investments	2	5	(2,380)	56,042	1	(15,970)	7

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2	$5	$2,112	$61,697	$1	$(8,781)	$7

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class	MFS Mid Cap Value Portfolio, Initial Class	MFS Research Series, Initial Class	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I
INVESTMENT INCOME:
Dividend income	$22,601	$-	$4,339	$-	$124,650	$35,326	$-

TOTAL INVESTMENT INCOME	22,601	-	4,339	-	124,650	35,326	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(49,198)	37,360	4,277	-	(15,880)	(14,032)	511
Capital gain distributions	7,342	21,657	14,630	1	-	159,990	717

Net realized gain (loss) on investments	(41,856)	59,017	18,907	1	(15,880)	145,958	1,228

Change in net unrealized appreciation (depreciation) on investments	206,084	(5,205)	(8,000)	2	(34,356)	37,646	1,613

Net realized and unrealized gain (loss) on investments	164,228	53,812	10,907	3	(50,236)	183,604	2,841

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$186,829	$53,812	$15,246	$3	$74,414	$218,930	$2,841

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Income Portfolio, Institutional Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class
INVESTMENT INCOME:
Dividend income	$637	$1,811	$57,522	$89,410	$1,569	$137,540	$26,941

TOTAL INVESTMENT INCOME	637	1,811	57,522	89,410	1,569	137,540	26,941

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	29,317	(325)	(101,579)	(15,930)	155	(24,347)	(27,427)
Capital gain distributions	13,734	-	-	-	-	-	-

Net realized gain (loss) on investments	43,051	(325)	(101,579)	(15,930)	155	(24,347)	(27,427)

Change in net unrealized appreciation (depreciation) on investments	15,913	1,809	34,339	24,583	(362)	38,988	21,940

Net realized and unrealized gain (loss) on investments	58,964	1,484	(67,240)	8,653	(207)	14,641	(5,487)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,601	$3,295	$(9,718)	$98,063	$1,362	$152,181	$21,454

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Total Return Portfolio, Admin Class	Putnam VT Focused International Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA
INVESTMENT INCOME:
Dividend income	$324,599	$200	$1	$2,281	$9,068	$30,784	$376

TOTAL INVESTMENT INCOME	324,599	200	1	2,281	9,068	30,784	376

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(206,650)	232	-	(5,418)	(19,684)	65,164	38,177
Capital gain distributions	-	-	-	-	-	3,346	16,583

Net realized gain (loss) on investments	(206,650)	232	-	(5,418)	(19,684)	68,510	54,760

Change in net unrealized appreciation (depreciation) on investments	79,561	(134)	3	5,931	10,675	(38,079)	73,156

Net realized and unrealized gain (loss) on investments	(127,089)	98	3	513	(9,009)	30,431	127,916

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$197,510	$298	$4	$2,794	$59	$61,215	$128,292

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA	Putnam VT Sustainable Future Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class
INVESTMENT INCOME:
Dividend income	$30,575	$-	$45	$-	$833	$-	$776

TOTAL INVESTMENT INCOME	30,575	-	45	-	833	-	776

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	117,374	1	69	(7,634)	197	398,226	(259)
Capital gain distributions	104,983	-	174	-	3,402	201,262	-

Net realized gain (loss) on investments	222,357	1	243	(7,634)	3,599	599,488	(259)

Change in net unrealized appreciation (depreciation) on investments	125,731	5	(95)	47,487	(1,766)	590,705	49

Net realized and unrealized gain (loss) on investments	348,088	6	148	39,853	1,833	1,190,193	(210)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$378,663	$6	$193	$39,853	$2,666	$1,190,193	$566

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	VanEck VIP Global Resources Fund, Class I	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I
INVESTMENT INCOME:
Dividend income	$39,463	$19,241	$-	$60,138	$-

TOTAL INVESTMENT INCOME	39,463	19,241	-	60,138	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	39,090	(26,094)	774	(199,798)	2,362
Capital gain distributions	-	716	-	-	-

Net realized gain (loss) on investments	39,090	(25,378)	774	(199,798)	2,362

Change in net unrealized appreciation (depreciation) on investments	(127,481)	20,586	(4,544)	163,887	2,572

Net realized and unrealized gain (loss) on investments	(88,391)	(4,792)	(3,770)	(35,911)	4,934

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(48,928)	$14,449	$(3,770)	$24,227	$4,934

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio, Class I-2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,871	$2,549	$13,396	$4	$19,379	$22,613	$1
Net realized gain (loss) on investments	(52,319)	8,782	443,220	22	(167,068)	28,237	1
Change in net unrealized appreciation (depreciation) on investments	89,175	(5,294)	644,916	53	191,314	48,004	1

Net increase (decrease) in net assets resulting from operations	38,727	6,037	1,101,532	79	43,625	98,854	3

POLICY TRANSACTIONS:
Policy owners' net payments	-	67,969	-	-	92,193	7,467	-
Policy maintenance charges	(5,228)	(2,832)	(47,599)	(23)	(26,818)	(17,388)	(1)
Policy owners' benefits	-	-	(432,147)	-	(333,411)	(62,832)	-
Net transfers (to) from the Company and/or Subaccounts	2,888	76,748	(333,502)	-	(84,725)	(493)	(1)

Increase (decrease) in net assets resulting from Policy transactions	(2,340)	141,885	(813,248)	(23)	(352,761)	(73,246)	(2)

Total increase (decrease) in net assets	36,387	147,922	288,284	56	(309,136)	25,608	1

NET ASSETS:
Beginning of period	441,394	104,485	3,508,190	337	1,791,141	1,541,639	22

End of period	$477,781	$252,407	$3,796,474	$393	$1,482,005	$1,567,247	$23

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Small Cap Value Fund, Class 1	Davis Equity Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$35,043	$36,845	$391,078	$737	$-	$1,159	$2,092
Net realized gain (loss) on investments	47,415	(12,797)	4,166,764	2,860	52,921	7,396	38,269
Change in net unrealized appreciation (depreciation) on investments	129,107	17,574	2,832,060	8,000	(21,802)	4,520	(10,557)

Net increase (decrease) in net assets resulting from operations	211,565	41,622	7,389,902	11,597	31,119	13,075	29,804

POLICY TRANSACTIONS:
Policy owners' net payments	184,386	36,877	523,422	15,121	84,626	-	-
Policy maintenance charges	(44,299)	(9,100)	(368,618)	(1,165)	(8,343)	(1,893)	(2,823)
Policy owners' benefits	(495,784)	(105,553)	(569,038)	-	(45,417)	-	-
Net transfers (to) from the Company and/or Subaccounts	(65)	152	(3,706,582)	681	76,713	1,835	1

Increase (decrease) in net assets resulting from Policy transactions	(355,762)	(77,624)	(4,120,816)	14,637	107,579	(58)	(2,822)

Total increase (decrease) in net assets	(144,197)	(36,002)	3,269,086	26,234	138,698	13,017	26,982

NET ASSETS:
Beginning of period	2,758,055	591,388	31,264,484	98,323	578,053	147,885	165,655

End of period	$2,613,858	$555,386	$34,533,570	$124,557	$716,751	$160,902	$192,637

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Davis Financial Portfolio	Delaware VIP International Series, Standard Class	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Value VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$6,199	$7,160	$1,939	$-	$36,304	$111,387	$18,756
Net realized gain (loss) on investments	56,087	424	2,392	1	(14,412)	111,432	83,456
Change in net unrealized appreciation (depreciation) on investments	63,863	(1,837)	(1,797)	3	24,468	796,603	(10,112)

Net increase (decrease) in net assets resulting from operations	126,149	5,747	2,534	4	46,360	1,019,422	92,100

POLICY TRANSACTIONS:
Policy owners' net payments	-	71,066	-	-	146,491	131,360	-
Policy maintenance charges	(4,339)	(1,645)	(1,093)	(2)	(8,105)	(113,491)	(18,505)
Policy owners' benefits	-	-	-	-	(167,810)	(191,403)	-
Net transfers (to) from the Company and/or Subaccounts	(174,795)	(344,962)	12,534	1	169,665	(667,912)	69,911

Increase (decrease) in net assets resulting from Policy transactions	(179,134)	(275,541)	11,441	(1)	140,241	(841,446)	51,406

Total increase (decrease) in net assets	(52,985)	(269,794)	13,975	3	186,601	177,976	143,506

NET ASSETS:
Beginning of period	402,451	269,794	53,956	24	368,616	9,239,583	1,527,464

End of period	$349,466	$-	$67,931	$27	$555,217	$9,417,559	$1,670,970

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$110,125	$16,191	$2,442	$84,797	$177,100	$1,904	$-
Net realized gain (loss) on investments	(15,900)	(14,252)	10,770	(195,457)	15,815	(1,307)	-
Change in net unrealized appreciation (depreciation) on investments	9,298	52,496	1,556	127,760	(267,504)	(111)	(414)

Net increase (decrease) in net assets resulting from operations	103,523	54,435	14,768	17,100	(74,589)	486	(414)

POLICY TRANSACTIONS:
Policy owners' net payments	92,193	-	-	44,466	1,313,680	-	-
Policy maintenance charges	(23,483)	(7,182)	(2,174)	(40,064)	(5,693)	(594)	(1)
Policy owners' benefits	(280,362)	(10,853)	-	-	(15,876)	(141)	-
Net transfers (to) from the Company and/or Subaccounts	(8)	64,039	(207,931)	(526,217)	4,048,974	(33,281)	416

Increase (decrease) in net assets resulting from Policy transactions	(211,660)	46,004	(210,105)	(521,815)	5,341,085	(34,016)	415

Total increase (decrease) in net assets	(108,137)	100,439	(195,337)	(504,715)	5,266,496	(33,530)	1

NET ASSETS:
Beginning of period	1,567,281	426,052	195,337	4,090,417	477,255	94,422	16

End of period	$1,459,144	$526,491	$-	$3,585,702	$5,743,751	$60,892	$17

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$24,021	$648,221	$1	$109,025	$83,987	$-	$24,806
Net realized gain (loss) on investments	(36,834)	-	-	34,832	199,944	327,207	686,493
Change in net unrealized appreciation (depreciation) on investments	6,160	-	-	3,137	(47,009)	(103,201)	(191,384)

Net increase (decrease) in net assets resulting from operations	(6,653)	648,221	1	146,994	236,922	224,006	519,915

POLICY TRANSACTIONS:
Policy owners' net payments	11,438	561,824	-	113,548	29,515	188,527	-
Policy maintenance charges	(11,508)	(196,319)	(1)	(65,312)	(54,858)	(8,239)	(37,499)
Policy owners' benefits	(102,906)	(178,565)	-	(264,694)	(30,000)	-	-
Net transfers (to) from the Company and/or Subaccounts	54,671	(32,581,038)	-	(28,830)	632,378	(60,989)	(331,888)

Increase (decrease) in net assets resulting from Policy transactions	(48,305)	(32,394,098)	(1)	(245,288)	577,035	119,299	(369,387)

Total increase (decrease) in net assets	(54,958)	(31,745,877)	-	(98,294)	813,957	343,305	150,528

NET ASSETS:
Beginning of period	972,073	31,745,877	19	5,402,872	4,410,185	803,561	2,696,993

End of period	$917,115	$-	$19	$5,304,578	$5,224,142	$1,146,866	$2,847,521

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$15,837	$16,841	$179,383	$214,235	$66,456	$25,275	$23,051
Net realized gain (loss) on investments	8,111	(4,085)	(149,056)	174,766	116,184	(85,006)	15,134
Change in net unrealized appreciation (depreciation) on investments	15,071	28,011	523,432	204,085	61,082	281,285	77,521

Net increase (decrease) in net assets resulting from operations	39,019	40,767	553,759	593,086	243,722	221,554	115,706

POLICY TRANSACTIONS:
Policy owners' net payments	7,586	18,830	121,081	238,603	69,862	11,754	116,185
Policy maintenance charges	(9,582)	(13,238)	(74,135)	(67,355)	(55,252)	(18,427)	(12,183)
Policy owners' benefits	-	(102,243)	(59,090)	(8,622)	(25,687)	(122,066)	(25,064)
Net transfers (to) from the Company and/or Subaccounts	(47,945)	(1,435)	(1,010,275)	3,364,893	165,503	(1,105,852)	4,869

Increase (decrease) in net assets resulting from Policy transactions	(49,941)	(98,086)	(1,022,419)	3,527,519	154,426	(1,234,591)	83,807

Total increase (decrease) in net assets	(10,922)	(57,319)	(468,660)	4,120,605	398,148	(1,013,037)	199,513

NET ASSETS:
Beginning of period	617,135	651,721	7,959,104	3,637,472	2,760,197	2,002,411	1,021,822

End of period	$606,213	$594,402	$7,490,444	$7,758,077	$3,158,345	$989,374	$1,221,335

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$7,066	$6,005	$90	$74,149	$9,321	$8,872	$1,500
Net realized gain (loss) on investments	3,872	38,525	126	10,290	13,895	43,731	77,043
Change in net unrealized appreciation (depreciation) on investments	30,926	6,076	(29)	6,498	(3,357)	(14,751)	212,364

Net increase (decrease) in net assets resulting from operations	41,864	50,606	187	90,937	19,859	37,852	290,907

POLICY TRANSACTIONS:
Policy owners' net payments	14,979	54,328	-	39,797	-	77,742	5,974
Policy maintenance charges	(5,768)	(5,086)	(24)	(7,176)	(3,700)	(4,518)	(37,675)
Policy owners' benefits	(123,245)	(10,732)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(30,679)	(164,091)	2,422	433,354	45,891	53,065	(3,430,806)

Increase (decrease) in net assets resulting from Policy transactions	(144,713)	(125,581)	2,398	465,975	42,191	126,289	(3,462,507)

Total increase (decrease) in net assets	(102,849)	(74,975)	2,585	556,912	62,050	164,141	(3,171,600)

NET ASSETS:
Beginning of period	396,538	572,338	1,198	468,433	243,814	132,267	3,223,418

End of period	$293,689	$497,363	$3,783	$1,025,345	$305,864	$296,408	$51,818

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$16,188	$36,059	$128,406	$7,571	$172,100	$-	$-
Net realized gain (loss) on investments	122,006	77,534	432,573	114,257	31,407	-	62,120
Change in net unrealized appreciation (depreciation) on investments	(47,300)	(10,989)	838,245	(42,531)	(65,691)	1	27,669

Net increase (decrease) in net assets resulting from operations	90,894	102,604	1,399,224	79,297	137,816	1	89,789

POLICY TRANSACTIONS:
Policy owners' net payments	-	113,473	268,524	131,354	6,638	-	7,623
Policy maintenance charges	(15,976)	(23,949)	(117,558)	(10,296)	(33,494)	(1)	(12,826)
Policy owners' benefits	(42,561)	(282,760)	(332,498)	-	-	-	(1,594)
Net transfers (to) from the Company and/or Subaccounts	(1,186,975)	(294,520)	481,308	(285,678)	566,052	1	14,806

Increase (decrease) in net assets resulting from Policy transactions	(1,245,512)	(487,756)	299,776	(164,620)	539,196	-	8,009

Total increase (decrease) in net assets	(1,154,618)	(385,152)	1,699,000	(85,323)	677,012	1	97,798

NET ASSETS:
Beginning of period	1,609,520	1,781,534	10,376,690	1,089,485	3,376,298	20	1,103,331

End of period	$454,902	$1,396,382	$12,075,690	$1,004,162	$4,053,310	$21	$1,201,129

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II	Federated Hermes Kaufmann Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$96,075	$1	$1,724	$668	$20,710	$-
Net realized gain (loss) on investments	225,517	95,541	-	7,977	407,310	(167,946)	4,173
Change in net unrealized appreciation (depreciation) on investments	4,780	(104,633)	-	22,249	171,103	289,709	-

Net increase (decrease) in net assets resulting from operations	230,297	86,983	1	31,950	579,081	142,473	4,173

POLICY TRANSACTIONS:
Policy owners' net payments	50,555	-	-	-	-	129,070	-
Policy maintenance charges	(31,718)	(24,539)	(1)	(2,724)	(24,841)	(29,892)	-
Policy owners' benefits	(10,545)	-	-	-	-	(312,593)	-
Net transfers (to) from the Company and/or Subaccounts	(82,239)	2,935,306	-	(153,175)	(140,071)	(51)	(4,173)

Increase (decrease) in net assets resulting from Policy transactions	(73,947)	2,910,767	(1)	(155,899)	(164,912)	(213,466)	(4,173)

Total increase (decrease) in net assets	156,350	2,997,750	-	(123,949)	414,169	(70,993)	-

NET ASSETS:
Beginning of period	2,437,013	605,386	21	289,735	1,814,488	1,777,104	-

End of period	$2,593,363	$3,603,136	$21	$165,786	$2,228,657	$1,706,111	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Government Money Market Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Goldman Sachs VIT Government Money Market, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$694,756	$-	$150,381	$2,453	$6,718	$373	$8,556
Net realized gain (loss) on investments	-	10,596	232,138	3,982	(386)	27,411	-
Change in net unrealized appreciation (depreciation) on investments	(2)	826	1,818,607	2,444	(3,285)	(2,863)	-

Net increase (decrease) in net assets resulting from operations	694,754	11,422	2,201,126	8,879	3,047	24,921	8,556

POLICY TRANSACTIONS:
Policy owners' net payments	144,078	-	466,102	-	-	-	-
Policy maintenance charges	(240,676)	(1,593)	(147,813)	(1,412)	(2,455)	(2,069)	(1,804)
Policy owners' benefits	(1,618,670)	-	(1,151,656)	-	-	(17,305)	-
Net transfers (to) from the Company and/or Subaccounts	26,828,761	(5,223)	3,977,164	72,173	15,348	(180,500)	456,669

Increase (decrease) in net assets resulting from Policy transactions	25,113,493	(6,816)	3,143,797	70,761	12,893	(199,874)	454,865

Total increase (decrease) in net assets	25,808,247	4,606	5,344,923	79,640	15,940	(174,953)	463,421

NET ASSETS:
Beginning of period	-	39,590	8,057,055	-	190,942	279,935	-

End of period	$25,808,247	$44,196	$13,401,978	$79,640	$206,882	$104,982	$463,421

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Invesco Global Real Estate Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$180	$30,224	$133	$53,838	$-	$-	$-
Net realized gain (loss) on investments	1,259	(8,228)	1,588	14,904	3,543	-	(11,287)
Change in net unrealized appreciation (depreciation) on investments	422	(30,699)	2,672	(55,996)	(3,909)	-	85,009

Net increase (decrease) in net assets resulting from operations	1,861	(8,703)	4,393	12,746	(366)	-	73,722

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	-	-	118,605
Policy maintenance charges	(239)	(13,173)	(234)	(34,824)	(2,100)	-	(9,781)
Policy owners' benefits	(4,748)	-	-	(451)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	263	128,324	(3,180)	311,451	(18,281)	(1)	230,929

Increase (decrease) in net assets resulting from Policy transactions	(4,724)	115,151	(3,414)	276,176	(20,381)	(1)	339,753

Total increase (decrease) in net assets	(2,863)	106,448	979	288,922	(20,747)	(1)	413,475

NET ASSETS:
Beginning of period	20,912	1,138,601	17,942	2,792,474	112,911	1	634,496

End of period	$18,049	$1,245,049	$18,921	$3,081,396	$92,164	$-	$1,047,971

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Flexible Bond Portfolio	Janus Henderson Forty Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$82,613	$4,409	$99,387	$2,466	$3,529	$1,137	$-
Net realized gain (loss) on investments	132,327	45,887	(76,965)	143,925	46,268	389	(21,232)
Change in net unrealized appreciation (depreciation) on investments	322,559	34,152	17,656	436,562	32,759	2,993	854,498

Net increase (decrease) in net assets resulting from operations	537,499	84,448	40,078	582,953	82,556	4,519	833,266

POLICY TRANSACTIONS:
Policy owners' net payments	214,119	8,137	-	33,188	-	-	85,278
Policy maintenance charges	(47,395)	(8,170)	(28,921)	(28,409)	(5,192)	(1,240)	(31,965)
Policy owners' benefits	(219,372)	-	(5,924)	-	-	-	(1,958)
Net transfers (to) from the Company and/or Subaccounts	643,904	(38,497)	323,637	261,564	113,985	(1)	(487,371)

Increase (decrease) in net assets resulting from Policy transactions	591,256	(38,530)	288,792	266,343	108,793	(1,241)	(436,016)

Total increase (decrease) in net assets	1,128,755	45,918	328,870	849,296	191,349	3,278	397,250

NET ASSETS:
Beginning of period	3,009,870	544,292	1,726,348	1,944,598	426,442	77,210	2,576,200

End of period	$4,138,625	$590,210	$2,055,218	$2,793,894	$617,791	$80,488	$2,973,450

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Developing Growth Portfolio	Lord Abbett Series Fund Total Return Portfolio	LVIP American Century Capital Appreciation Fund, Standard Class II	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$62	$2,943	$-	$109,564	$802	$40,548	$-
Net realized gain (loss) on investments	(9,873)	2,624	34,612	(114,198)	(264)	(80,903)	2
Change in net unrealized appreciation (depreciation) on investments	24,414	(3,838)	89,222	45,496	738	187,989	4

Net increase (decrease) in net assets resulting from operations	14,603	1,729	123,834	40,862	1,276	147,634	6

POLICY TRANSACTIONS:
Policy owners' net payments	-	6,907	-	-	-	121,878	-
Policy maintenance charges	(1,206)	(561)	(6,952)	(40,504)	(610)	(20,679)	(2)
Policy owners' benefits	(82,742)	-	-	(935,748)	-	(19,567)	-
Net transfers (to) from the Company and/or Subaccounts	(251,342)	(6,845)	(2)	113,220	2,753	(509,967)	1

Increase (decrease) in net assets resulting from Policy transactions	(335,290)	(499)	(6,954)	(863,032)	2,143	(428,335)	(1)

Total increase (decrease) in net assets	(320,687)	1,230	116,880	(822,170)	3,419	(280,701)	5

NET ASSETS:
Beginning of period	361,961	61,399	499,357	3,665,204	47,822	1,787,845	23

End of period	$41,274	$62,629	$616,237	$2,843,034	$51,241	$1,507,144	$28

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class	Macquarie VIP International Core Equity Series, Standard Class	Macquarie VIP Small Cap Value Series, Service Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$29,582	$-	$-	$4,492	$5,655	$-	$7,189
Net realized gain (loss) on investments	74,205	-	1	1,589	(21,486)	-	(2,621)
Change in net unrealized appreciation (depreciation) on investments	(14,357)	2	4	(3,969)	77,528	1	(13,349)

Net increase (decrease) in net assets resulting from operations	89,430	2	5	2,112	61,697	1	(8,781)

POLICY TRANSACTIONS:
Policy owners' net payments	79,651	-	-	35,642	35,744	-	28,183
Policy maintenance charges	(11,171)	(1)	(2)	(2,912)	(6,890)	(1)	(3,571)
Policy owners' benefits	-	-	-	-	(68,662)	-	-
Net transfers (to) from the Company and/or Subaccounts	(113,006)	1	1	310,798	(95,184)	-	4,551

Increase (decrease) in net assets resulting from Policy transactions	(44,526)	-	(1)	343,528	(134,992)	(1)	29,163

Total increase (decrease) in net assets	44,904	2	4	345,640	(73,295)	-	20,382

NET ASSETS:
Beginning of period	975,213	20	23	-	602,080	22	319,924

End of period	$1,020,117	$22	$27	$345,640	$528,785	$22	$340,306

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Growth Series, Initial Class	MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class	MFS Mid Cap Value Portfolio, Initial Class	MFS Research Series, Initial Class	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$22,601	$-	$4,339	$-	$124,650	$35,326
Net realized gain (loss) on investments	2	(41,856)	59,017	18,907	1	(15,880)	145,958
Change in net unrealized appreciation (depreciation) on investments	5	206,084	(5,205)	(8,000)	2	(34,356)	37,646

Net increase (decrease) in net assets resulting from operations	7	186,829	53,812	15,246	3	74,414	218,930

POLICY TRANSACTIONS:
Policy owners' net payments	-	92,193	19,428	61,231	-	666	147,010
Policy maintenance charges	(2)	(33,139)	(3,961)	(3,013)	(1)	(78,592)	(22,198)
Policy owners' benefits	-	(254,014)	-	(109)	-	(41,742)	(19,748)
Net transfers (to) from the Company and/or Subaccounts	-	(80,829)	(50,405)	223,350	1	22,826	288,601

Increase (decrease) in net assets resulting from Policy transactions	(2)	(275,789)	(34,938)	281,459	-	(96,842)	393,665

Total increase (decrease) in net assets	5	(88,960)	18,874	296,705	3	(22,428)	612,595

NET ASSETS:
Beginning of period	23	2,389,395	319,908	74,135	22	2,910,175	1,485,744

End of period	$28	$2,300,435	$338,782	$370,840	$25	$2,887,747	$2,098,339

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Income Portfolio, Institutional Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$637	$1,811	$57,522	$89,410	$1,569
Net realized gain (loss) on investments	1,228	-	43,051	(325)	(101,579)	(15,930)	155
Change in net unrealized appreciation (depreciation) on investments	1,613	-	15,913	1,809	34,339	24,583	(362)

Net increase (decrease) in net assets resulting from operations	2,841	-	59,601	3,295	(9,718)	98,063	1,362

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	129,070	136,040	-
Policy maintenance charges	(156)	-	(4,314)	(773)	(28,346)	(18,664)	(366)
Policy owners' benefits	-	-	-	-	(338,414)	(104,562)	-
Net transfers (to) from the Company and/or Subaccounts	(2,106)	-	(7,665)	-	(728)	304,205	(5,932)

Increase (decrease) in net assets resulting from Policy transactions	(2,262)	-	(11,979)	(773)	(238,418)	317,019	(6,298)

Total increase (decrease) in net assets	579	-	47,622	2,522	(248,136)	415,082	(4,936)

NET ASSETS:
Beginning of period	11,884	1	261,396	79,539	1,879,145	1,402,121	32,150

End of period	$12,463	$1	$309,018	$82,061	$1,631,009	$1,817,203	$27,214

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Putnam VT Focused International Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$137,540	$26,941	$324,599	$200	$1	$2,281	$9,068
Net realized gain (loss) on investments	(24,347)	(27,427)	(206,650)	232	-	(5,418)	(19,684)
Change in net unrealized appreciation (depreciation) on investments	38,988	21,940	79,561	(134)	3	5,931	10,675

Net increase (decrease) in net assets resulting from operations	152,181	21,454	197,510	298	4	2,794	59

POLICY TRANSACTIONS:
Policy owners' net payments	36,877	38,286	272,527	-	-	-	9,602
Policy maintenance charges	(87,889)	(14,482)	(154,415)	(146)	(1)	(382)	(2,042)
Policy owners' benefits	(102,498)	(95,437)	(564,629)	(7,937)	-	(1,430)	-
Net transfers (to) from the Company and/or Subaccounts	(42,676)	29,676	292,448	(2,753)	(1)	(49,730)	114,932

Increase (decrease) in net assets resulting from Policy transactions	(196,186)	(41,957)	(154,069)	(10,836)	(2)	(51,542)	122,492

Total increase (decrease) in net assets	(44,005)	(20,503)	43,441	(10,538)	2	(48,748)	122,551

NET ASSETS:
Beginning of period	3,568,163	1,069,183	8,172,928	10,560	22	89,715	233,962

End of period	$3,524,158	$1,048,680	$8,216,369	$22	$24	$40,967	$356,513

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA	Putnam VT Sustainable Future Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$30,784	$376	$30,575	$-	$45	$-	$833
Net realized gain (loss) on investments	68,510	54,760	222,357	1	243	(7,634)	3,599
Change in net unrealized appreciation (depreciation) on investments	(38,079)	73,156	125,731	5	(95)	47,487	(1,766)

Net increase (decrease) in net assets resulting from operations	61,215	128,292	378,663	6	193	39,853	2,666

POLICY TRANSACTIONS:
Policy owners' net payments	35,659	10,803	74,269	-	-	-	-
Policy maintenance charges	(12,116)	(5,443)	(26,164)	(2)	(52)	(1,889)	(1,773)
Policy owners' benefits	-	-	(323,709)	-	(1,167)	-	-
Net transfers (to) from the Company and/or Subaccounts	(111,826)	161	471,530	-	(598)	(149,561)	-

Increase (decrease) in net assets resulting from Policy transactions	(88,283)	5,521	195,926	(2)	(1,817)	(151,450)	(1,773)

Total increase (decrease) in net assets	(27,068)	133,813	574,589	4	(1,624)	(111,597)	893

NET ASSETS:
Beginning of period	1,155,245	394,433	1,958,315	24	3,853	266,747	82,560

End of period	$1,128,177	$528,246	$2,532,904	$28	$2,229	$155,150	$83,453

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$776	$39,463	$19,241	$-	$60,138	$-
Net realized gain (loss) on investments	599,488	(259)	39,090	(25,378)	774	(199,798)	2,362
Change in net unrealized appreciation (depreciation) on investments	590,705	49	(127,481)	20,586	(4,544)	163,887	2,572

Net increase (decrease) in net assets resulting from operations	1,190,193	566	(48,928)	14,449	(3,770)	24,227	4,934

POLICY TRANSACTIONS:
Policy owners' net payments	133,723	-	6,638	55,316	-	55,316	-
Policy maintenance charges	(47,309)	(786)	(16,101)	(12,293)	(275)	(29,975)	(595)
Policy owners' benefits	(69,745)	-	-	(142,928)	-	(141,635)	-
Net transfers (to) from the Company and/or Subaccounts	199,385	-	73,358	6,798	93,831	(330,095)	16,838

Increase (decrease) in net assets resulting from Policy transactions	216,054	(786)	63,895	(93,107)	93,556	(446,389)	16,243

Total increase (decrease) in net assets	1,406,247	(220)	14,967	(78,658)	89,786	(422,162)	21,177

NET ASSETS:
Beginning of period	3,298,412	43,807	1,523,549	799,345	-	2,769,441	19

End of period	$4,704,659	$43,587	$1,538,516	$720,687	$89,786	$2,347,279	$21,196

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio, Class I-2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$-	$235	$11,745	$4	$22,449	$20,676	$-
Net realized gain (loss) on investments	(40,245)	(40,294)	253,153	18	(104,199)	5,813	-
Change in net unrealized appreciation (depreciation) on investments	105,088	51,401	791,684	50	324,177	184,864	3

Net increase (decrease) in net assets resulting from operations	64,843	11,342	1,056,582	72	242,427	211,353	3

POLICY TRANSACTIONS:
Policy owners' net payments	-	36,570	-	-	162,915	49,985	-
Policy maintenance charges	(4,442)	(1,979)	(41,662)	(25)	(31,913)	(16,420)	(2)
Policy owners' benefits	-	(51,735)	(129,193)	-	(77,498)	(22,279)	-
Net transfers (to) from the Company and/or Subaccounts	(8,570)	53,915	(273,682)	-	(52,371)	(54,871)	1

Increase (decrease) in net assets resulting from Policy transactions	(13,012)	36,771	(444,537)	(25)	1,133	(43,585)	(1)

Total increase (decrease) in net assets	51,831	48,113	612,045	47	243,560	167,768	2

NET ASSETS:
Beginning of period	389,563	56,372	2,896,145	290	1,547,581	1,373,871	20

End of period	$441,394	$104,485	$3,508,190	$337	$1,791,141	$1,541,639	$22

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Small Cap Value Fund, Class 1	Davis Equity Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$58,878	$43,914	$402,677	$127	$-	$955	$2,011
Net realized gain (loss) on investments	(117,893)	(36,739)	1,852,626	(1,925)	(12,868)	4,210	14,878
Change in net unrealized appreciation (depreciation) on investments	375,531	73,691	4,226,754	11,416	55,734	21,314	24,191

Net increase (decrease) in net assets resulting from operations	316,516	80,866	6,482,057	9,618	42,866	26,479	41,080

POLICY TRANSACTIONS:
Policy owners' net payments	280,953	56,191	899,984	13,335	80,870	-	-
Policy maintenance charges	(52,610)	(12,310)	(325,880)	(1,752)	(7,955)	(1,709)	(2,559)
Policy owners' benefits	(221,579)	(20,568)	(304,196)	-	(89)	-	-
Net transfers (to) from the Company and/or Subaccounts	(68,380)	(205,659)	(62,434)	(35,085)	53,846	6,756	(1)

Increase (decrease) in net assets resulting from Policy transactions	(61,616)	(182,346)	207,474	(23,502)	126,672	5,047	(2,560)

Total increase (decrease) in net assets	254,900	(101,480)	6,689,531	(13,884)	169,538	31,526	38,520

NET ASSETS:
Beginning of period	2,503,155	692,868	24,574,953	112,207	408,515	116,359	127,135

End of period	$2,758,055	$591,388	$31,264,484	$98,323	$578,053	$147,885	$165,655

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Davis Financial Portfolio	Delaware VIP International Series, Standard Class	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Value VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$8,105	$2,726	$2,025	$-	$15,268	$94,290	$16,332
Net realized gain (loss) on investments	6,646	(1,468)	(13,820)	1	(4,505)	49,159	59,056
Change in net unrealized appreciation (depreciation) on investments	32,504	15,591	15,094	4	21,952	1,178,642	132,412

Net increase (decrease) in net assets resulting from operations	47,255	16,849	3,299	5	32,715	1,322,091	207,800

POLICY TRANSACTIONS:
Policy owners' net payments	68,748	98,629	-	-	123,840	156,847	6,826
Policy maintenance charges	(4,039)	(4,455)	(1,412)	(2)	(6,113)	(110,740)	(15,908)
Policy owners' benefits	-	-	-	-	(6,652)	(65,531)	-
Net transfers (to) from the Company and/or Subaccounts	(30,941)	99,234	(105,038)	1	(5,699)	307,763	(6,037)

Increase (decrease) in net assets resulting from Policy transactions	33,768	193,408	(106,450)	(1)	105,376	288,339	(15,119)

Total increase (decrease) in net assets	81,023	210,257	(103,151)	4	138,091	1,610,430	192,681

NET ASSETS:
Beginning of period	321,428	59,537	157,107	20	230,525	7,629,153	1,334,783

End of period	$402,451	$269,794	$53,956	$24	$368,616	$9,239,583	$1,527,464

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$124,681	$12,592	$3,160	$75,523	$14,549	$2,031	$863
Net realized gain (loss) on investments	(10,450)	(66,697)	(10,558)	(298,010)	(65,264)	(2,551)	25
Change in net unrealized appreciation (depreciation) on investments	46,927	121,471	37,357	429,902	82,810	6,171	2,780

Net increase (decrease) in net assets resulting from operations	161,158	67,366	29,959	207,415	32,095	5,651	3,668

POLICY TRANSACTIONS:
Policy owners' net payments	147,922	15,968	-	153,210	52,241	7,505	19,225
Policy maintenance charges	(28,766)	(7,642)	(2,541)	(40,142)	(17,303)	(856)	(858)
Policy owners' benefits	(54,799)	(200,877)	-	(44,151)	(746,099)	(1,553)	-
Net transfers (to) from the Company and/or Subaccounts	(40,836)	(4,715)	(10,348)	360,761	22,129	(38,830)	(82,827)

Increase (decrease) in net assets resulting from Policy transactions	23,521	(197,266)	(12,889)	429,678	(689,032)	(33,734)	(64,460)

Total increase (decrease) in net assets	184,679	(129,900)	17,070	637,093	(656,937)	(28,083)	(60,792)

NET ASSETS:
Beginning of period	1,382,602	555,952	178,267	3,453,324	1,134,192	122,505	60,808

End of period	$1,567,281	$426,052	$195,337	$4,090,417	$477,255	$94,422	$16

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$7,494	$1,412,969	$1	$119,655	$61,811	$694	$28,038
Net realized gain (loss) on investments	(140,633)	-	-	102,161	155,577	44,161	165,450
Change in net unrealized appreciation (depreciation) on investments	181,028	-	-	584,162	779,425	158,584	115,466

Net increase (decrease) in net assets resulting from operations	47,889	1,412,969	1	805,978	996,813	203,439	308,954

POLICY TRANSACTIONS:
Policy owners' net payments	10,169	1,269,461	-	218,008	11,627	118,581	5,308
Policy maintenance charges	(10,548)	(518,405)	(2)	(67,342)	(67,371)	(6,971)	(28,298)
Policy owners' benefits	(8,047)	(4,371,401)	-	(54,017)	(276,051)	(7,551)	-
Net transfers (to) from the Company and/or Subaccounts	(453,300)	1,172,043	-	(30,973)	(2,657,863)	67,920	(27,082)

Increase (decrease) in net assets resulting from Policy transactions	(461,726)	(2,448,302)	(2)	65,676	(2,989,658)	171,979	(50,072)

Total increase (decrease) in net assets	(413,837)	(1,035,333)	(1)	871,654	(1,992,845)	375,418	258,882

NET ASSETS:
Beginning of period	1,385,910	32,781,210	20	4,531,218	6,403,030	428,143	2,438,111

End of period	$972,073	$31,745,877	$19	$5,402,872	$4,410,185	$803,561	$2,696,993

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$17,538	$16,884	$177,923	$89,037	$51,993	$44,481	$16,405
Net realized gain (loss) on investments	2,636	(1,236)	12,507	(20,461)	39,080	22,893	(13,793)
Change in net unrealized appreciation (depreciation) on investments	38,080	49,823	671,901	335,769	242,192	203,970	145,484

Net increase (decrease) in net assets resulting from operations	58,254	65,471	862,331	404,345	333,265	271,344	148,096

POLICY TRANSACTIONS:
Policy owners' net payments	31,110	23,850	557,867	557,272	160,088	97,497	106,294
Policy maintenance charges	(9,434)	(14,031)	(75,166)	(34,695)	(54,042)	(19,487)	(12,103)
Policy owners' benefits	(184)	(17,002)	(69,075)	(16,535)	(19,832)	(138,459)	(86,041)
Net transfers (to) from the Company and/or Subaccounts	(28,347)	(46,754)	(940,934)	(112,270)	172,028	81,709	(8,806)

Increase (decrease) in net assets resulting from Policy transactions	(6,855)	(53,937)	(527,308)	393,772	258,242	21,260	(656)

Total increase (decrease) in net assets	51,399	11,534	335,023	798,117	591,507	292,604	147,440

NET ASSETS:
Beginning of period	565,736	640,187	7,624,081	2,839,355	2,168,690	1,709,807	874,382

End of period	$617,135	$651,721	$7,959,104	$3,637,472	$2,760,197	$2,002,411	$1,021,822

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$8,826	$6,593	$24	$2,093	$7,495	$2,571	$88,650
Net realized gain (loss) on investments	(5,685)	(42,503)	18	(17,930)	(8,503)	(4,341)	34,293
Change in net unrealized appreciation (depreciation) on investments	64,079	113,025	69	71,509	24,480	16,328	134,085

Net increase (decrease) in net assets resulting from operations	67,220	77,115	111	55,672	23,472	14,558	257,028

POLICY TRANSACTIONS:
Policy owners' net payments	7,011	50,482	251	71,130	-	3,786	632,364
Policy maintenance charges	(6,784)	(6,828)	(7)	(5,648)	(3,084)	(1,527)	(38,533)
Policy owners' benefits	(119,647)	(13,206)	-	(2,168)	(2,318)	-	(25,188)
Net transfers (to) from the Company and/or Subaccounts	(15,172)	(91,670)	823	(42,315)	67,205	19,298	(119,993)

Increase (decrease) in net assets resulting from Policy transactions	(134,592)	(61,222)	1,067	20,999	61,803	21,557	448,650

Total increase (decrease) in net assets	(67,372)	15,893	1,178	76,671	85,275	36,115	705,678

NET ASSETS:
Beginning of period	463,910	556,445	20	391,762	158,539	96,152	2,517,740

End of period	$396,538	$572,338	$1,198	$468,433	$243,814	$132,267	$3,223,418

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$30,192	$30,815	$44,280	$5,410	$77,120	$-	$493
Net realized gain (loss) on investments	(4,442)	21,294	523,288	(92,183)	(19,393)	(1)	65,942
Change in net unrealized appreciation (depreciation) on investments	72,658	157,522	842,164	230,267	124,904	4	112,753

Net increase (decrease) in net assets resulting from operations	98,408	209,631	1,409,732	143,494	182,631	3	179,188

POLICY TRANSACTIONS:
Policy owners' net payments	-	179,973	285,691	172,230	36,847	-	-
Policy maintenance charges	(7,485)	(28,101)	(107,335)	(12,221)	(33,994)	(2)	(11,753)
Policy owners' benefits	(34,291)	(49,059)	(83,786)	-	-	-	(22,432)
Net transfers (to) from the Company and/or Subaccounts	1,317,242	(81,841)	(237,334)	(79,656)	(193,229)	-	(71,197)

Increase (decrease) in net assets resulting from Policy transactions	1,275,466	20,972	(142,764)	80,353	(190,376)	(2)	(105,382)

Total increase (decrease) in net assets	1,373,874	230,603	1,266,968	223,847	(7,745)	1	73,806

NET ASSETS:
Beginning of period	235,646	1,550,931	9,109,722	865,638	3,384,043	19	1,029,525

End of period	$1,609,520	$1,781,534	$10,376,690	$1,089,485	$3,376,298	$20	$1,103,331

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II	Federated Hermes Kaufmann Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$-	$15,640	$9,257	$-	$4,339	$34,363	$1
Net realized gain (loss) on investments	125,355	(14,825)	(34,666)	(22,986)	83,409	(122,699)	1,010
Change in net unrealized appreciation (depreciation) on investments	291,537	26,675	29,054	55,795	366,444	240,392	10,488

Net increase (decrease) in net assets resulting from operations	416,892	27,490	3,645	32,809	454,192	152,056	11,499

POLICY TRANSACTIONS:
Policy owners' net payments	57,036	-	-	-	-	196,667	-
Policy maintenance charges	(30,318)	(7,616)	(1,113)	(2,227)	(23,099)	(34,755)	(1,384)
Policy owners' benefits	(88,353)	(2,521)	(156,721)	-	(200)	(104,271)	-
Net transfers (to) from the Company and/or Subaccounts	29,486	(10,822)	(2)	97,264	55,832	(44,098)	(4,782)

Increase (decrease) in net assets resulting from Policy transactions	(32,149)	(20,959)	(157,836)	95,037	32,533	13,543	(6,166)

Total increase (decrease) in net assets	384,743	6,531	(154,191)	127,846	486,725	165,599	5,333

NET ASSETS:
Beginning of period	2,052,270	598,855	154,212	161,889	1,327,763	1,611,505	34,257

End of period	$2,437,013	$605,386	$21	$289,735	$1,814,488	$1,777,104	$39,590

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco Global Real Estate Fund, Series I	Invesco V.I. Core Equity Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$105,997	$4,575	$1,019	$201	$-	$16,421	$125
Net realized gain (loss) on investments	(20,813)	(415)	17,277	(1,514)	(197)	(10,847)	(12)
Change in net unrealized appreciation (depreciation) on investments	1,497,873	6,361	22,331	3,663	100	95,092	3,535

Net increase (decrease) in net assets resulting from operations	1,583,057	10,521	40,627	2,350	(97)	100,666	3,648

POLICY TRANSACTIONS:
Policy owners' net payments	590,002	-	18,248	-	-	-	-
Policy maintenance charges	(128,533)	(2,272)	(2,805)	(1,142)	(82)	(11,420)	(220)
Policy owners' benefits	(226,666)	-	(14,924)	(22,212)	(5,462)	-	-
Net transfers (to) from the Company and/or Subaccounts	601,390	10,026	(68,802)	(47,116)	96	47,171	(1,793)

Increase (decrease) in net assets resulting from Policy transactions	836,193	7,754	(68,283)	(70,470)	(5,448)	35,751	(2,013)

Total increase (decrease) in net assets	2,419,250	18,275	(27,656)	(68,120)	(5,545)	136,417	1,635

NET ASSETS:
Beginning of period	5,637,805	172,667	307,591	89,032	5,545	1,002,184	16,307

End of period	$8,057,055	$190,942	$279,935	$20,912	$-	$1,138,601	$17,942

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Flexible Bond Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$5,410	$-	$-	$6,768	$61,504	$828	$91,338
Net realized gain (loss) on investments	(41,641)	(11,611)	-	(48,464)	137,987	(106,225)	(300,876)
Change in net unrealized appreciation (depreciation) on investments	490,151	11,435	-	135,429	210,654	187,676	329,126

Net increase (decrease) in net assets resulting from operations	453,920	(176)	-	93,733	410,145	82,279	119,588

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	132,247	140,923	2,274	-
Policy maintenance charges	(32,128)	(739)	-	(10,866)	(42,499)	(9,163)	(39,746)
Policy owners' benefits	(90,391)	-	-	-	(1,574)	(308,455)	(459,846)
Net transfers (to) from the Company and/or Subaccounts	(76,033)	75,196	-	(95,821)	(283,875)	174,904	(323,474)

Increase (decrease) in net assets resulting from Policy transactions	(198,552)	74,457	-	25,560	(187,025)	(140,440)	(823,066)

Total increase (decrease) in net assets	255,368	74,281	-	119,293	223,120	(58,161)	(703,478)

NET ASSETS:
Beginning of period	2,537,106	38,630	1	515,203	2,786,750	602,453	2,429,826

End of period	$2,792,474	$112,911	$1	$634,496	$3,009,870	$544,292	$1,726,348

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Forty Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Developing Growth Portfolio	Lord Abbett Series Fund Total Return Portfolio	LVIP American Century Capital Appreciation Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$3,399	$2,653	$1,141	$-	$-	$2,585	$-
Net realized gain (loss) on investments	30,654	9,363	321	(127,159)	(8,496)	(1,452)	(711)
Change in net unrealized appreciation (depreciation) on investments	510,084	39,101	6,191	1,061,173	61,319	2,547	86,997

Net increase (decrease) in net assets resulting from operations	544,137	51,117	7,653	934,014	52,823	3,680	86,286

POLICY TRANSACTIONS:
Policy owners' net payments	30,602	-	-	192,204	-	1,833	-
Policy maintenance charges	(20,820)	(2,675)	(1,325)	(28,193)	(2,257)	(660)	(7,079)
Policy owners' benefits	-	-	-	(1,664)	(32,758)	(1,586)	(2,232)
Net transfers (to) from the Company and/or Subaccounts	128,651	254,024	(1)	(218,656)	218,462	4,182	4

Increase (decrease) in net assets resulting from Policy transactions	138,433	251,349	(1,326)	(56,309)	183,447	3,769	(9,307)

Total increase (decrease) in net assets	682,570	302,466	6,327	877,705	236,270	7,449	76,979

NET ASSETS:
Beginning of period	1,262,028	123,976	70,883	1,698,495	125,691	53,950	422,378

End of period	$1,944,598	$426,442	$77,210	$2,576,200	$361,961	$61,399	$499,357

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	LVIP American Century Value Fund, Standard Class II	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$116,383	$613	$39,497	$-	$23,042	$-	$-
Net realized gain (loss) on investments	(85,384)	(858)	154,598	(70,679)	79,460	(1)	1
Change in net unrealized appreciation (depreciation) on investments	62,171	5,874	(103,105)	93,133	(17,788)	3	4

Net increase (decrease) in net assets resulting from operations	93,170	5,629	90,990	22,454	84,714	2	5

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	178,079	-	-	-	-
Policy maintenance charges	(55,761)	(579)	(26,995)	(1,280)	(13,117)	(2)	(2)
Policy owners' benefits	(853,612)	-	(5,049)	(188,274)	(57,207)	-	-
Net transfers (to) from the Company and/or Subaccounts	933,377	(565)	24,596	1	23,409	-	-

Increase (decrease) in net assets resulting from Policy transactions	24,004	(1,144)	170,631	(189,553)	(46,915)	(2)	(2)

Total increase (decrease) in net assets	117,174	4,485	261,621	(167,099)	37,799	-	3

NET ASSETS:
Beginning of period	3,548,030	43,337	1,526,224	167,122	937,414	20	20

End of period	$3,665,204	$47,822	$1,787,845	$23	$975,213	$20	$23

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Macquarie VIP Small Cap Value Series, Service Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class	MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class	MFS Mid Cap Value Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$3,414	$-	$2,101	$-	$24,567	$-	$770
Net realized gain (loss) on investments	(16,429)	(533)	(11,892)	(2,147)	4,301	(79,842)	(3,657)
Change in net unrealized appreciation (depreciation) on investments	59,561	425	39,315	2,635	270,215	140,217	8,794

Net increase (decrease) in net assets resulting from operations	46,546	(108)	29,524	488	299,083	60,375	5,907

POLICY TRANSACTIONS:
Policy owners' net payments	81,120	-	60,736	-	177,255	36,270	2,256
Policy maintenance charges	(7,858)	(134)	(3,545)	(124)	(37,117)	(3,240)	(671)
Policy owners' benefits	-	(8,428)	(26,284)	(8,296)	(72,349)	-	(36,885)
Net transfers (to) from the Company and/or Subaccounts	(40,106)	-	31,202	1	13,616	(238,436)	42,571

Increase (decrease) in net assets resulting from Policy transactions	33,156	(8,562)	62,109	(8,419)	81,405	(205,406)	7,271

Total increase (decrease) in net assets	79,702	(8,670)	91,633	(7,931)	380,488	(145,031)	13,178

NET ASSETS:
Beginning of period	522,378	8,692	228,291	7,954	2,008,907	464,939	60,957

End of period	$602,080	$22	$319,924	$23	$2,389,395	$319,908	$74,135

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Research Series, Initial Class	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$-	$89,400	$29,696	$-	$-	$662	$10,872
Net realized gain (loss) on investments	(2,743)	(10,922)	18,314	(12)	-	3,989	(971)
Change in net unrealized appreciation (depreciation) on investments	3,076	122,339	58,370	1,946	-	38,860	(15,323)

Net increase (decrease) in net assets resulting from operations	333	200,817	106,380	1,934	-	43,511	(5,422)

POLICY TRANSACTIONS:
Policy owners' net payments	-	219	93,256	-	-	-	15,308
Policy maintenance charges	(536)	(70,924)	(19,666)	(145)	-	(3,137)	(932)
Policy owners' benefits	(35,433)	-	(30,271)	-	-	(11,325)	(2,119)
Net transfers (to) from the Company and/or Subaccounts	-	31,442	107,693	(790)	-	156,557	1

Increase (decrease) in net assets resulting from Policy transactions	(35,969)	(39,263)	151,012	(935)	-	142,095	12,258

Total increase (decrease) in net assets	(35,636)	161,554	257,392	999	-	185,606	6,836

NET ASSETS:
Beginning of period	35,658	2,748,621	1,228,352	10,885	1	75,790	72,703

End of period	$22	$2,910,175	$1,485,744	$11,884	$1	$261,396	$79,539

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Income Portfolio, Institutional Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Real Estate Shares VCT Portfolio, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$41,592	$74,593	$1,356	$145,898	$28,499	$276,269	$822
Net realized gain (loss) on investments	(48,473)	(21,603)	(196)	(125,799)	(18,727)	(151,769)	(62,328)
Change in net unrealized appreciation (depreciation) on investments	96,464	95,196	583	163,583	24,978	314,098	59,931

Net increase (decrease) in net assets resulting from operations	89,583	148,186	1,743	183,682	34,750	438,598	(1,575)

POLICY TRANSACTIONS:
Policy owners' net payments	197,085	120,477	-	56,191	56,611	348,771	14,144
Policy maintenance charges	(36,010)	(19,661)	(305)	(90,910)	(15,105)	(152,313)	(777)
Policy owners' benefits	(68,917)	(20,452)	-	(21,248)	(19,361)	(113,811)	(4,520)
Net transfers (to) from the Company and/or Subaccounts	(45,920)	195,057	30,712	(982,633)	114,653	517,305	(146,635)

Increase (decrease) in net assets resulting from Policy transactions	46,238	275,421	30,407	(1,038,600)	136,798	599,952	(137,788)

Total increase (decrease) in net assets	135,821	423,607	32,150	(854,918)	171,548	1,038,550	(139,363)

NET ASSETS:
Beginning of period	1,743,324	978,514	-	4,423,081	897,635	7,134,378	139,363

End of period	$1,879,145	$1,402,121	$32,150	$3,568,163	$1,069,183	$8,172,928	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Focused International Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$91	$-	$4,711	$12,233	$15,297	$-	$37,671
Net realized gain (loss) on investments	(72,515)	(354)	(3,381)	(830)	(10,613)	18,991	14,656
Change in net unrealized appreciation (depreciation) on investments	84,913	532	8,881	(2,325)	168,361	97,811	206,911

Net increase (decrease) in net assets resulting from operations	12,489	178	10,211	9,078	173,045	116,802	259,238

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	3,703	17,441	15,792	2,858	127,871
Policy maintenance charges	(1,166)	(99)	(910)	(2,076)	(11,484)	(4,438)	(22,531)
Policy owners' benefits	(142,790)	(6,536)	(1,398)	-	-	(2,717)	(46,465)
Net transfers (to) from the Company and/or Subaccounts	-	-	(15,164)	143,962	137,819	41,745	82,124

Increase (decrease) in net assets resulting from Policy transactions	(143,956)	(6,635)	(13,769)	159,327	142,127	37,448	140,999

Total increase (decrease) in net assets	(131,467)	(6,457)	(3,558)	168,405	315,172	154,250	400,237

NET ASSETS:
Beginning of period	142,027	6,479	93,273	65,557	840,073	240,183	1,558,078

End of period	$10,560	$22	$89,715	$233,962	$1,155,245	$394,433	$1,958,315

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA	Putnam VT Sustainable Future Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$-	$16	$-	$503	$-	$1,510	$40,127
Net realized gain (loss) on investments	(115,244)	493	(13,300)	6,647	(209,016)	(369)	40,778
Change in net unrealized appreciation (depreciation) on investments	147,980	197	75,642	9,760	1,283,290	2,789	(120,297)

Net increase (decrease) in net assets resulting from operations	32,736	706	62,342	16,910	1,074,274	3,930	(39,392)

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	19,832	-	260,452	-	102,568
Policy maintenance charges	(4,614)	(90)	(2,129)	(1,771)	(39,709)	(826)	(16,288)
Policy owners' benefits	(654,663)	(3,310)	-	-	(71,559)	-	-
Net transfers (to) from the Company and/or Subaccounts	1	554	(15,574)	-	42,545	-	136,604

Increase (decrease) in net assets resulting from Policy transactions	(659,276)	(2,846)	2,129	(1,771)	191,729	(826)	222,884

Total increase (decrease) in net assets	(626,540)	(2,140)	64,471	15,139	1,266,003	3,104	183,492

NET ASSETS:
Beginning of period	626,564	5,993	202,276	67,421	2,032,409	40,703	1,340,057

End of period	$24	$3,853	$266,747	$82,560	$3,298,412	$43,807	$1,523,549

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$14,446	$41,217	$(1)
Net realized gain (loss) on investments	(18,572)	(17,494)	(1)
Change in net unrealized appreciation (depreciation) on investments	51,280	115,527	5

Net increase (decrease) in net assets resulting from operations	47,154	139,250	3

POLICY TRANSACTIONS:
Policy owners' net payments	84,286	84,286	-
Policy maintenance charges	(15,429)	(30,615)	(2)
Policy owners' benefits	(28,746)	(28,634)	-
Net transfers (to) from the Company and/or Subaccounts	(17,388)	961,798	1

Increase (decrease) in net assets resulting from Policy transactions	22,723	986,835	(1)

Total increase (decrease) in net assets	69,877	1,126,085	2

NET ASSETS:
Beginning of period	729,468	1,643,356	17

End of period	$799,345	$2,769,441	$19

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The COLI VUL-2 Series Account (the Separate Account), a variable life separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance was established on December 30, 1998.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

If available under their Policy for investment, Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is the variable life insurance product funded by the Separate Account:

Executive Benefit VUL II

For the years ended December 31, 2024 and 2023, the Separate Account was invested in up to 135 Subaccounts, as follows:

Alger Small Cap Growth Portfolio, Class I-2

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth Fund, Class 2

American Funds IS Growth-Income Fund, Class 2

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I., Class I

BNY Mellon Stock Index Fund, Initial Shares

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Columbia VP Small Cap Value Fund, Class 1

Davis Equity Portfolio

Davis Financial Portfolio

Delaware VIP International Series, Standard Class(a)

Dimensional VIT Inflation Protected Securities Portfolio, Institutional

DWS Core Equity VIP, Class A

DWS High Income VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Eaton Vance VT Floating-Rate Income, Initial Class

Empower Aggressive Profile Fund, Investor Class

Empower Ariel Mid Cap Value Fund, Investor Class(a)

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower Core Bond Fund, Investor Class

Empower Emerging Markets Equity Fund, Investor Class

Empower Global Bond Fund, Investor Class

Empower Government Money Market Fund, Investor Class(a)

Empower Inflation-Protected Securities Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Large Cap Growth Fund, Investor Class

Empower Large Cap Value Fund, Investor II Class

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Lifetime 2045 Fund, Investor Class

Empower Lifetime 2050 Fund, Investor Class

Empower Lifetime 2055 Fund, Investor Class

Empower Lifetime 2060 Fund, Investor Class

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower S&P Mid Cap 400 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower Short Duration Bond Fund, Investor Class

Empower Small Cap Growth Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Empower U.S. Government Securities Fund, Investor Class

Federated Hermes High Income Bond Fund II

Federated Hermes Kaufmann Fund II, Primary Shares

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2(a)

Fidelity VIP Government Money Market Portfolio, Service Class 2(a)

Fidelity VIP Growth Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Index Portfolio, Service Class 2(a)

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Goldman Sachs VIT Government Money Market, Service Shares(a)

Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares

Invesco Global Real Estate Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Main Street Mid Cap Fund

Invesco V.I. Main Street Small Cap Fund

Janus Henderson Balanced Fund, Class I

Janus Henderson Enterprise Fund, Class I

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Fund, Class I

Janus Henderson Global Research Fund, Class I

Janus Henderson Overseas Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Lord Abbett Series Fund Developing Growth Portfolio

Lord Abbett Series Fund Total Return Portfolio

LVIP American Century Capital Appreciation Fund, Standard Class II

LVIP American Century Inflation Protection Fund, Service Class

LVIP American Century International Fund, Standard Class II

LVIP American Century Mid Cap Value Fund, Standard Class II

LVIP American Century Ultra Fund, Standard Class II

LVIP American Century Value Fund, Standard Class II

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP JPMorgan U.S. Equity Fund, Standard Class

Macquarie VIP International Core Equity Series, Standard Class(a)

Macquarie VIP Small Cap Value Series, Service Class(a)

MFS Blended Research Small Cap Equity Portfolio, Initial Class

MFS Global Real Estate Portfolio, Initial Class

MFS Growth Series, Initial Class

MFS International Growth Portfolio, Initial Class

MFS Mid Cap Growth Series, Initial Class

MFS Mid Cap Value Portfolio, Initial Class

MFS Research Series, Initial Class

MFS Total Return Bond Series, Initial Class

MFS Value Series, Initial Class

Neuberger Berman AMT Mid Cap Growth Portfolio, Class I

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I

Neuberger Berman AMT Sustainable Equity Portfolio, Class I

PIMCO Commodity RealReturn Strategy Portfolio, Admin Class

PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

PIMCO High Yield Portfolio, Admin Class

PIMCO Income Portfolio, Institutional Class

PIMCO Low Duration Portfolio, Admin Class

PIMCO Real Return Portfolio, Admin Class

PIMCO Total Return Portfolio, Admin Class

Pioneer Real Estate Shares VCT Portfolio, Class I

Putnam VT Focused International Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT High Yield Fund, Class IA

Putnam VT Income Fund, Class IB

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Growth Fund, Class IA

Putnam VT Large Cap Value Fund, Class IA

Putnam VT Research Fund, Class IA

Putnam VT Small Cap Value Fund, Class IA

Putnam VT Sustainable Future Fund, Class IA

Royce Capital Fund Small Cap Portfolio, Service Class

T. Rowe Price Blue Chip Growth Portfolio, Class II

VanEck VIP Emerging Markets Fund, Initial Class

VanEck VIP Global Resources Fund, Class I

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Real Estate Index Portfolio(a)

Vanguard VIF Total Bond Market Index Portfolio

Victory RS Small Cap Growth Equity VIP Series, Class I

(a) See Subaccount Changes tables below

Subaccount Changes: Subaccount Name Change

During 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Delaware Ivy VIP International Core Equity Series, Standard Class	Macquarie VIP International Core Equity Series, Standard Class	May 1, 2024

Delaware VIP Small Cap Value Series, Service Class	Macquarie VIP Small Cap Value Series, Service Class	May 1, 2024

Subaccount Changes: Merged Subaccounts

During 2024, the following Subaccounts were merged:

Original Subaccount	Merged Into	Date of Merger
Delaware VIP International Series, Standard Class	Delaware Ivy VIP International Core Equity Series, Standard Clas	April 26, 2024

Empower Ariel Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	October 25, 2024

Subaccount Changes: Subaccount Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Capital Appreciation Fund, Class I	LVIP American Century Capital Appreciation Fund, Standard Class II	April 26, 2024

American Century Investments VP Inflation Protection Fund, Class II	LVIP American Century Inflation Protection Fund, Service Class	April 26, 2024

American Century Investments VP International Fund, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024

American Century Investments VP Mid Cap Value Fund, Class I	LVIP American Century Mid Cap Value Fund, Standard Class II	April 26, 2024

American Century Investments VP Ultra Fund, Class I	LVIP American Century Ultra Fund, Standard Class II	April 26, 2024

American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 26, 2024

Subaccount Changes: Closed Subaccounts

During 2023 or 2024, the following Subaccounts were closed:

Subaccount Name	Date of Closure
Empower Government Money Market Fund, Investor Class	June 14, 2024

Pioneer Real Estate Shares VCT Portfolio, Class I	April 28, 2023

Subaccount Changes: Opened Subaccounts

During 2024, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
Fidelity VIP Extended Market Index Portfolio, Service Class 2	August 09, 2024
Fidelity VIP Government Money Market Portfolio, Service Class 2	April 30, 2024

Fidelity VIP International Index Portfolio, Service Class 2	January 19, 2024

Goldman Sachs VIT Government Money Market, Service Shares	April 30, 2024

Vanguard VIF Real Estate Index Portfolio	April 26, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.          PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

Alger Small Cap Growth Portfolio, Class I-2	$35,043	$35,513
American Funds IS Global Small Capitalization Fund, Class 2	155,721	2,605
American Funds IS Growth Fund, Class 2	266,559	975,699
American Funds IS Growth-Income Fund, Class 2	21	23
American Funds IS International Fund, Class 2	117,098	450,481
American Funds IS New World Fund, Class 2	97,876	141,082
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	2	1
BlackRock Global Allocation V.I. Fund, Class I	383,149	540,149
BlackRock High Yield V.I., Class I	74,106	114,858
BNY Mellon Stock Index Fund, Initial Shares	5,492,195	7,023,976
ClearBridge Variable Mid Cap Portfolio, Class I	19,228	1,111
ClearBridge Variable Small Cap Growth Portfolio, Class I	474,982	341,771
Columbia VP Small Cap Value Fund, Class 1	13,486	5,615
Davis Equity Portfolio	41,055	2,823
Davis Financial Portfolio	33,972	179,134
Delaware VIP International Series, Standard Class	80,138	348,519
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	118,744	105,364
DWS Core Equity VIP, Class A	2	2
DWS High Income VIP, Class A	357,700	181,154
DWS Small Cap Index VIP, Class A	985,700	1,454,704
DWS Small Mid Cap Value VIP, Class A	319,586	172,156
Eaton Vance VT Floating-Rate Income, Initial Class	202,317	303,853
Empower Aggressive Profile Fund, Investor Class	300,607	215,717
Empower Ariel Mid Cap Value Fund, Investor Class	111,425	314,537
Empower Bond Index Fund, Investor Class	1,006,629	1,443,648
Empower Conservative Profile Fund, Investor Class	5,934,822	410,037
Empower Core Bond Fund, Investor Class	7,436	39,548
Empower Emerging Markets Equity Fund, Investor Class	416	1
Empower Global Bond Fund, Investor Class	189,094	213,378
Empower Government Money Market Fund, Investor Class	6,913,321	39,348,880
Empower Inflation-Protected Securities Fund, Investor Class	1	1
Empower International Index Fund, Investor Class	507,009	637,824
Empower International Value Fund, Investor Class	1,266,437	442,438
Empower Large Cap Growth Fund, Investor Class	1,074,901	853,617
Empower Large Cap Value Fund, Investor II Class	2,829,010	2,911,395
Empower Lifetime 2015 Fund, Investor Class	55,338	77,292
Empower Lifetime 2020 Fund, Investor Class	41,418	116,338
Empower Lifetime 2025 Fund, Investor Class	3,264,614	3,915,543
Empower Lifetime 2030 Fund, Investor Class	4,154,531	208,949
Empower Lifetime 2035 Fund, Investor Class	879,566	551,055
Empower Lifetime 2040 Fund, Investor Class	192,855	1,327,810
Empower Lifetime 2045 Fund, Investor Class	405,044	248,256
Empower Lifetime 2050 Fund, Investor Class	82,023	203,745
Empower Lifetime 2055 Fund, Investor Class	147,531	252,776
Empower Lifetime 2060 Fund, Investor Class	2,694	88

Subaccount	Purchases		Sales

Empower Mid Cap Value Fund, Investor Class	$557,513		$6,681
Empower Moderate Profile Fund, Investor Class	252,834		190,130
Empower Moderately Aggressive Profile Fund, Investor Class	653,211		509,489
Empower Moderately Conservative Profile Fund, Investor Class	164,606		3,566,042
Empower Multi-Sector Bond Fund, Investor Class	1,517,430		2,746,754
Empower Real Estate Index Fund, Investor Class	354,490		752,908
Empower S&P Mid Cap 400 Index Fund, Investor Class	1,912,283		1,255,182
Empower S&P Small Cap 600 Index Fund, Investor Class	663,891		784,684
Empower Short Duration Bond Fund, Investor Class	1,509,641		798,345
Empower Small Cap Growth Fund, Investor Class	1		1
Empower Small Cap Value Fund, Investor Class	161,236		140,345
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	478,542		459,938
Empower U.S. Government Securities Fund, Investor Class	6,009,785		3,002,943
Federated Hermes High Income Bond Fund II	1		1
Federated Hermes Kaufmann Fund II, Primary Shares	69,623		218,108
Fidelity VIP Contrafund Portfolio, Service Class 2	501,736		407,481
Fidelity VIP Emerging Markets Portfolio, Service Class 2	149,780		342,536
Fidelity VIP Extended Market Index Portfolio, Service Class 2	53,362		57,535
Fidelity VIP Government Money Market Portfolio, Service Class 2	31,328,426		5,520,177
Fidelity VIP Growth Portfolio, Service Class 2	10,211		7,135
Fidelity VIP Index 500 Portfolio, Initial Class	6,510,107		3,208,228
Fidelity VIP International Index Portfolio, Service Class 2	127,813		54,599
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	22,066		2,455
Fidelity VIP Mid Cap Portfolio, Service Class 2	264,526		446,123
Goldman Sachs VIT Government Money Market, Service Shares	956,197		492,776
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	1,469		4,987
Invesco Global Real Estate Fund, Series I	267,211		121,836
Invesco V.I. Core Equity Fund, Series I	1,727		3,414
Invesco V.I. EQV International Equity Fund, Series I	417,408		71,389
Invesco V.I. Health Care Fund, Series I	425,897		446,278
Invesco V.I. Main Street Mid Cap Fund	0	*	2
Invesco V.I. Main Street Small Cap Fund	583,443		222,385
Janus Henderson Balanced Fund, Class I	1,685,066		1,011,197
Janus Henderson Enterprise Fund, Class I	115,544		126,425
Janus Henderson Flexible Bond Portfolio	801,838		413,659
Janus Henderson Forty Fund, Class I	1,196,940		799,390
Janus Henderson Global Research Fund, Class I	447,418		322,586
Janus Henderson Overseas Portfolio, Institutional Shares	1,137		1,240
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	339,828		775,844
Lord Abbett Series Fund Developing Growth Portfolio	62		335,290
Lord Abbett Series Fund Total Return Portfolio	157,775		155,330
LVIP American Century Capital Appreciation Fund, Standard Class II	34,276		6,952
LVIP American Century Inflation Protection Fund, Service Class	222,785		976,252
LVIP American Century International Fund, Standard Class II	5,152		2,207
LVIP American Century Mid Cap Value Fund, Standard Class II	365,980		669,493
LVIP American Century Ultra Fund, Standard Class II	2		2
LVIP American Century Value Fund, Standard Class II	238,719		196,812

Subaccount	Purchases		Sales

LVIP JPMorgan Small Cap Core Fund, Standard Class	$0	*	$1
LVIP JPMorgan U.S. Equity Fund, Standard Class	1		2
Macquarie VIP International Core Equity Series, Standard Class	397,156		48,324
Macquarie VIP Small Cap Value Series, Service Class	182,690		290,784
MFS Blended Research Small Cap Equity Portfolio, Initial Class	0	*	1
MFS Global Real Estate Portfolio, Initial Class	43,786		7,433
MFS Growth Series, Initial Class	2		2
MFS International Growth Portfolio, Initial Class	199,129		444,975
MFS Mid Cap Growth Series, Initial Class	187,719		201,000
MFS Mid Cap Value Portfolio, Initial Class	700,975		400,548
MFS Research Series, Initial Class	2		1
MFS Total Return Bond Series, Initial Class	151,740		123,932
MFS Value Series, Initial Class	809,411		220,430
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	1,174		2,718
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	0	*	-
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	140,697		138,305
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	1,811		773
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	187,109		368,005
PIMCO High Yield Portfolio, Admin Class	537,878		131,450
PIMCO Income Portfolio, Institutional Class	8,534		13,263
PIMCO Low Duration Portfolio, Admin Class	241,418		300,064
PIMCO Real Return Portfolio, Admin Class	125,784		140,800
PIMCO Total Return Portfolio, Admin Class	1,206,028		1,035,507
Putnam VT Focused International Equity Fund, Class IA	200		10,836
Putnam VT Global Asset Allocation Fund, Class IA	1		1
Putnam VT High Yield Fund, Class IA	12,715		61,975
Putnam VT Income Fund, Class IB	296,753		165,193
Putnam VT International Value Fund, Class IA	263,612		317,764
Putnam VT Large Cap Growth Fund, Class IA	124,029		101,549
Putnam VT Large Cap Value Fund, Class IA	1,168,869		837,384
Putnam VT Research Fund, Class IA	0	*	2
Putnam VT Small Cap Value Fund, Class IA	218		1,816
Putnam VT Sustainable Future Fund, Class IA	53,987		205,436
Royce Capital Fund Small Cap Portfolio, Service Class	4,235		1,773
T. Rowe Price Blue Chip Growth Portfolio, Class II	1,559,282		1,141,966
VanEck VIP Emerging Markets Fund, Initial Class	776		786
VanEck VIP Global Resources Fund, Class I	232,772		129,414
Vanguard VIF Global Bond Index Portfolio	90,998		164,147
Vanguard VIF Real Estate Index Portfolio	101,861		8,305
Vanguard VIF Total Bond Market Index Portfolio	1,072,261		1,458,513
Victory RS Small Cap Growth Equity VIP Series, Class I	51,516		35,273

* The Subaccount has dollars that round to less than one.

4.          CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024					2023
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

Alger Small Cap Growth Portfolio, Class I-2	136		134		2	68	119		(51)
American Funds IS Global Small Capitalization Fund, Class 2	6,775		120		6,655	4,656	2,830		1,826
American Funds IS Growth Fund, Class 2	2,644		13,487		(10,843)	1,938	10,671		(8,733)
American Funds IS Growth-Income Fund, Class 2	-		1		(1)	-	2		(2)
American Funds IS International Fund, Class 2	5,862		28,188		(22,326)	15,057	15,160		(103)
American Funds IS New World Fund, Class 2	2,123		4,508		(2,385)	3,969	5,719		(1,750)
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	-		0	*	(0)*	-	0	*	(0)*
BlackRock Global Allocation V.I. Fund, Class I	11,277		34,419		(23,142)	24,550	28,746		(4,196)
BlackRock High Yield V.I., Class I	3,060		9,576		(6,516)	6,536	22,566		(16,030)
BNY Mellon Stock Index Fund, Initial Shares	54,831		128,748		(73,917)	82,406	75,811		6,595
ClearBridge Variable Mid Cap Portfolio, Class I	875		59		816	862	2,417		(1,555)
ClearBridge Variable Small Cap Growth Portfolio, Class I	19,374		14,685		4,689	15,299	9,420		5,879
Columbia VP Small Cap Value Fund, Class 1	107		109		(2)	481	364		117
Davis Equity Portfolio	0	*	62		(62)	-	74		(74)
Davis Financial Portfolio	-		3,720		(3,720)	2,079	1,185		894
Delaware VIP International Series, Standard Class	7,051		33,462		(26,411)	20,501	710		19,791
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	12,018		10,692		1,326	14,404	25,809		(11,405)
DWS Core Equity VIP, Class A	-		0	*	(0)*	-	0	*	(0)*
DWS High Income VIP, Class A	13,762		7,319		6,443	6,339	1,518		4,821
DWS Small Cap Index VIP, Class A	17,392		39,645		(22,253)	29,188	19,556		9,632
DWS Small Mid Cap Value VIP, Class A	6,264		4,910		1,354	2,485	2,688		(203)
Eaton Vance VT Floating-Rate Income, Initial Class	6,805		22,731		(15,926)	15,386	13,187		2,199
Empower Aggressive Profile Fund, Investor Class	14,636		12,018		2,618	3,257	16,502		(13,245)
Empower Ariel Mid Cap Value Fund, Investor Class	1,449		4,102		(2,653)	1,780	1,801		(21)
Empower Bond Index Fund, Investor Class	62,015		98,646		(36,631)	131,844	100,036		31,808
Empower Conservative Profile Fund, Investor Class	426,444		31,639		394,805	38,646	98,044		(59,398)
Empower Core Bond Fund, Investor Class	352		2,628		(2,276)	695	3,053		(2,358)
Empower Emerging Markets Equity Fund, Investor Class	-		0	*	(0)*	4,883	11,711		(6,828)
Empower Global Bond Fund, Investor Class	12,865		16,453		(3,588)	10,015	47,124		(37,109)
Empower Government Money Market Fund, Investor Class	430,695		2,699,017		(2,268,322)	782,325	909,652		(127,327)
Empower Inflation-Protected Securities Fund, Investor Class	-		0	*	(0)*	-	0	*	(0)*
Empower International Index Fund, Investor Class	23,121		38,546		(15,425)	44,687	39,854		4,833

	2024				2023
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

Empower International Value Fund, Investor Class	55,993	24,529		31,464	16,899	199,141		(182,242)
Empower Large Cap Growth Fund, Investor Class	11,145	9,676		1,469	12,635	9,561		3,074
Empower Large Cap Value Fund, Investor II Class	164,623	179,843		(15,220)	13,773	16,803		(3,030)
Empower Lifetime 2015 Fund, Investor Class	1,725	4,921		(3,196)	2,863	3,338		(475)
Empower Lifetime 2020 Fund, Investor Class	1,142	7,406		(6,264)	2,221	6,053		(3,832)
Empower Lifetime 2025 Fund, Investor Class	171,516	233,142		(61,626)	84,378	120,404		(36,026)
Empower Lifetime 2030 Fund, Investor Class	223,291	11,693		211,598	58,387	32,871		25,516
Empower Lifetime 2035 Fund, Investor Class	37,075	29,528		7,547	32,643	16,698		15,945
Empower Lifetime 2040 Fund, Investor Class	4,955	65,253		(60,298)	14,638	13,343		1,295
Empower Lifetime 2045 Fund, Investor Class	16,929	12,601		4,328	19,326	19,262		64
Empower Lifetime 2050 Fund, Investor Class	3,038	10,084		(7,046)	3,635	11,437		(7,802)
Empower Lifetime 2055 Fund, Investor Class	6,521	13,248		(6,727)	16,831	21,095		(4,264)
Empower Lifetime 2060 Fund, Investor Class	166	6		160	116	31		85
Empower Mid Cap Value Fund, Investor Class	23,043	329		22,714	4,211	3,270		941
Empower Moderate Profile Fund, Investor Class	15,065	12,354		2,711	8,639	4,089		4,550
Empower Moderately Aggressive Profile Fund, Investor Class	39,086	30,039		9,047	4,534	3,033		1,501
Empower Moderately Conservative Profile Fund, Investor Class	7,160	241,404		(234,244)	54,646	20,962		33,684
Empower Multi-Sector Bond Fund, Investor Class	33,612	59,957		(26,345)	31,535	1,195		30,340
Empower Real Estate Index Fund, Investor Class	16,727	46,398		(29,671)	25,613	24,124		1,489
Empower S&P Mid Cap 400 Index Fund, Investor Class	53,356	42,910		10,446	64,801	70,998		(6,197)
Empower S&P Small Cap 600 Index Fund, Investor Class	26,856	33,946		(7,090)	32,758	28,750		4,008
Empower Short Duration Bond Fund, Investor Class	81,846	49,278		32,568	10,990	23,681		(12,691)
Empower Small Cap Growth Fund, Investor Class	-	0	*	(0)*	-	0	*	(0)*
Empower Small Cap Value Fund, Investor Class	2,287	2,181		106	641	2,393		(1,752)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	5,055	5,857		(802)	4,505	4,832		(327)
Empower U.S. Government Securities Fund, Investor Class	262,728	129,828		132,900	9,680	10,579		(899)
Federated Hermes High Income Bond Fund II	-	0	*	(0)*	-	4,663		(4,663)
Federated Hermes Kaufmann Fund II, Primary Shares	1,591	5,495		(3,904)	5,487	2,767		2,720
Fidelity VIP Contrafund Portfolio, Service Class 2	3,142	5,208		(2,066)	2,405	1,732		673
Fidelity VIP Emerging Markets Portfolio, Service Class 2	10,509	29,018		(18,509)	21,626	20,572		1,054
Fidelity VIP Extended Market Index Portfolio, Service Class 2	4,711	4,711		-	-	-		-
Fidelity VIP Government Money Market Portfolio, Service Class 2	3,042,167	539,837		2,502,330	-	-		-
Fidelity VIP Growth Portfolio, Service Class 2	4	105		(101)	-	124		(124)
Fidelity VIP Index 500 Portfolio, Initial Class	483,800	257,939		225,861	178,257	98,622		79,635
Fidelity VIP International Index Portfolio, Service Class 2	11,495	4,657		6,838	-	-		-
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	653	104		549	438	101		337

	2024					2023
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

Fidelity VIP Mid Cap Portfolio, Service Class 2	2,516		4,798		(2,282)	468		1,345		(877)
Goldman Sachs VIT Government Money Market, Service Shares	93,176		48,274		44,902	-		-		-
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	10		199		(189)	764		3,813		(3,049)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	-		-		-	0	*	487		(487)
Invesco Global Real Estate Fund, Series I	5,891		2,737		3,154	2,620		1,504		1,116
Invesco V.I. Core Equity Fund, Series I	-		73		(73)	-		55		(55)
Invesco V.I. EQV International Equity Fund, Series I	14,824		2,999		11,825	7,865		16,844		(8,979)
Invesco V.I. Health Care Fund, Series I	8,577		9,100		(523)	2,885		1,320		1,565
Invesco V.I. Main Street Mid Cap Fund	0	*	0	*	0 *	-		-		-
Invesco V.I. Main Street Small Cap Fund	24,462		10,316		14,146	10,103		8,864		1,239
Janus Henderson Balanced Fund, Class I	30,741		18,995		11,746	16,700		20,912		(4,212)
Janus Henderson Enterprise Fund, Class I	3,620		5,168		(1,548)	13,520		21,178		(7,658)
Janus Henderson Flexible Bond Portfolio	24,403		14,348		10,055	18,040		47,126		(29,086)
Janus Henderson Forty Fund, Class I	9,625		7,312		2,313	6,613		4,822		1,791
Janus Henderson Global Research Fund, Class I	15,707		12,667		3,040	12,310		1,167		11,143
Janus Henderson Overseas Portfolio, Institutional Shares	-		27		(27)	-		33		(33)
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	2,638		5,701		(3,063)	3,354		3,813		(459)
Lord Abbett Series Fund Developing Growth Portfolio	-		18,408		(18,408)	14,711		2,035		12,676
Lord Abbett Series Fund Total Return Portfolio	14,015		14,051		(36)	8,886		8,510		376
LVIP American Century Capital Appreciation Fund, Standard Class II	-		255		(255)	-		422		(422)
LVIP American Century Inflation Protection Fund, Service Class	9,950		84,914		(74,964)	73,333		73,631		(298)
LVIP American Century International Fund, Standard Class II	229		113		116	172		225		(53)
LVIP American Century Mid Cap Value Fund, Standard Class II	14,812		40,036		(25,224)	26,465		15,916		10,549
LVIP American Century Ultra Fund, Standard Class II	-		0	*	(0)*	-		3,241		(3,241)
LVIP American Century Value Fund, Standard Class II	2,160		2,782		(622)	598		1,278		(680)
LVIP JPMorgan Small Cap Core Fund, Standard Class	-		0	*	(0)*	-		0	*	(0)*
LVIP JPMorgan U.S. Equity Fund, Standard Class	-		0	*	(0)*	-		0	*	(0)*
Macquarie VIP International Core Equity Series, Standard Class	39,009		4,697		34,312	-		-		-
Macquarie VIP Small Cap Value Series, Service Class	8,028		14,643		(6,615)	9,685		7,992		1,693
MFS Blended Research Small Cap Equity Portfolio, Initial Class	-		0	*	(0)*	-		603		(603)
MFS Global Real Estate Portfolio, Initial Class	2,607		529		2,078	10,027		5,458		4,569
MFS Growth Series, Initial Class	-		0	*	(0)*	-		533		(533)
MFS International Growth Portfolio, Initial Class	12,167		33,133		(20,966)	40,742		34,368		6,374
MFS Mid Cap Growth Series, Initial Class	7,352		8,479		(1,127)	14,890		26,078		(11,188)
MFS Mid Cap Value Portfolio, Initial Class	35,089		20,970		14,119	6,060		5,756		304
MFS Research Series, Initial Class	-		0	*	(0)*	-		1,777		(1,777)

	2024				2023
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)
MFS Total Return Bond Series, Initial Class	2,500	10,984		(8,484)	3,332	7,051		(3,719)
MFS Value Series, Initial Class	29,448	9,836		19,612	45,179	37,223		7,956
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	10	56		(46)	5	29		(24)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	-	-		-	-	-		-
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	1,863	2,126		(263)	3,768	1,031		2,737
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	-	55		(55)	1,135	221		914
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	12,468	35,214		(22,746)	25,174	20,991		4,183
PIMCO High Yield Portfolio, Admin Class	14,493	4,446		10,047	15,211	4,961		10,250
PIMCO Income Portfolio, Institutional Class	632	1,223		(591)	4,595	1,610		2,985
PIMCO Low Duration Portfolio, Admin Class	6,450	18,728		(12,278)	20,321	87,765		(67,444)
PIMCO Real Return Portfolio, Admin Class	4,862	6,965		(2,103)	11,151	4,276		6,875
PIMCO Total Return Portfolio, Admin Class	42,129	49,869		(7,740)	62,304	32,465		29,839
Pioneer Real Estate Shares VCT Portfolio, Class I	-	-		-	1,337	13,430		(12,093)
Putnam VT Focused International Equity Fund, Class IA	-	648		(648)	-	9,790		(9,790)
Putnam VT Global Asset Allocation Fund, Class IA	-	0	*	(0)*	-	457		(457)
Putnam VT High Yield Fund, Class IA	339	2,159		(1,820)	161	688		(527)
Putnam VT Income Fund, Class IB	25,721	15,154		10,567	15,552	289		15,263
Putnam VT International Value Fund, Class IA	12,939	17,979		(5,040)	40,849	31,692		9,157
Putnam VT Large Cap Growth Fund, Class IA	2,710	2,691		19	4,190	2,793		1,397
Putnam VT Large Cap Value Fund, Class IA	13,531	11,058		2,473	13,115	10,792		2,323
Putnam VT Research Fund, Class IA	-	0	*	(0)*	-	30,469		(30,469)
Putnam VT Small Cap Value Fund, Class IA	-	86		(86)	56	231		(175)
Putnam VT Sustainable Future Fund, Class IA	796	2,949		(2,153)	1,058	958		100
Royce Capital Fund Small Cap Portfolio, Service Class	-	60		(60)	-	71		(71)
T. Rowe Price Blue Chip Growth Portfolio, Class II	43,426	36,647		6,779	77,555	67,467		10,088
VanEck VIP Emerging Markets Fund, Initial Class	-	16		(16)	-	19		(19)
VanEck VIP Global Resources Fund, Class I	2,890	1,991		899	5,349	1,867		3,482
Vanguard VIF Global Bond Index Portfolio	7,690	17,672		(9,982)	12,796	10,400		2,396
Vanguard VIF Real Estate Index Portfolio	8,553	722		7,831	-	-		-
Vanguard VIF Total Bond Market Index Portfolio	109,858	158,635		(48,777)	120,868	8,989		111,879
Victory RS Small Cap Growth Equity VIP Series, Class I	4,588	2,934		1,654	-	0	*	(0)*

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.          EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received, deducted through a redemption of units, and recorded as Policy owners’ net payments within the Statements of Changes in Net Assets.	not more than 10.0% of each premium payment received

Service Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$7.50 - $10 per month

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted daily, assessed through a redemption of units and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a daily charge amounting to a per annum aggregate of 0.10% - 0.90% of the average daily net assets of the Subaccounts

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$10 per transfer after the first 12 transfers in any calendar year

Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per withdrawal after the first partial withdrawal in the same Policy year

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk per month

Charge for Change of Death Benefit Option
This charge is assessed to reimburse the Company for costs incurred from a change of death benefit option. The charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	maximum fee of $100 per change

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Policy owner’s account. The summaries may not reflect or directly equate to the Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable life Policies, investment income ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Alger Small Cap Growth Portfolio, Class I-2
2024	2		$262.59	$478		0.40%	8.13%
2023	2		242.85	441		0.00%	16.49%
2022	2		208.47	390		0.00%	(38.01)%
2021	3		336.31	849		0.00%	(6.06)%
2020	21		358.01	737		1.12%	67.18%
American Funds IS Global Small Capitalization Fund, Class 2
2024	12		21.86	252		1.17%	2.33%
2023	5		21.36	104		0.27%	16.17%
2022	3		18.39	56		0.00%	(29.55)%
2021	2		26.10	64		0.00%	6.74%
2020	8		24.46	201		0.18%	29.74%
American Funds IS Growth Fund, Class 2
2024	50		75.73	3,796		0.34%	31.63%
2023	61		57.54	3,508		0.36%	38.48%
2022	70		41.55	2,896		0.32%	(29.94)%
2021	74		59.30	4,368		0.20%	21.99%
2020	95		48.61	4,622		0.32%	52.10%
American Funds IS Growth-Income Fund, Class 2
2024	0	*	22.16	0	*	1.11%	24.23%
2023	0	*	17.84	0	*	1.37%	26.14%
2022	0	*	14.14	0	*	1.28%	(16.47)%
2021	0	*	16.93	-		1.12%	24.07%
2020	0	*	13.65	3		1.46%	13.55%
American Funds IS International Fund, Class 2
2024	90		16.38	1,482		1.19%	3.16%
2023	113		15.88	1,791		1.30%	15.84%
2022	113		13.71	1,548		1.62%	(20.79)%
2021	150		17.30	2,593		2.67%	(1.50)%
2020	64		17.57	1,132		0.77%	14.00%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
American Funds IS New World Fund, Class 2
2024	50		$31.64	$1,567		1.41%	6.56%
2023	52		29.70	1,542		1.43%	16.00%
2022	54		25.60	1,374		1.33%	(22.10)%
2021	52		32.86	1,722		0.77%	4.92%
2020	69		31.32	2,150		0.08%	23.60%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I
2024	0	*	15.08	0	*	2.28%	11.64%
2023	0	*	13.51	0	*	2.04%	15.62%
2022	0	*	11.68	0	*	3.21%	(15.03)%
2021	-		13.75	-		5.30%	37.50%
BlackRock Global Allocation V.I. Fund, Class I
2024	152		17.24	2,614		1.38%	9.23%
2023	175		15.78	2,758		2.21%	12.83%
2022	179		13.98	2,503		0.00%	(15.86)%
2021	179		16.62	2,983		0.98%	6.67%
2020	10		15.58	158		1.56%	20.96%
BlackRock High Yield V.I., Class I
2024	43		13.03	555		6.95%	8.27%
2023	49		12.03	591		6.54%	13.19%
2022	65		10.63	693		5.37%	(10.34)%
2021	47		11.86	555		4.53%	5.32%
2020	3		11.26	30		0.00%	7.30%
BNY Mellon Stock Index Fund, Initial Shares
2024	575		60.08	34,534		1.16%	24.66%
2023	649		48.20	31,264		1.44%	25.93%
2022	642		38.27	24,575		1.35%	(18.32)%
2021	669		46.86	31,356		1.11%	28.41%
2020	692		36.49	25,248		1.66%	18.01%
ClearBridge Variable Mid Cap Portfolio, Class I
2024	6		20.08	125		0.63%	10.01%
2023	5		18.25	98		0.11%	12.92%
2022	7		16.17	112		0.35%	(25.31)%
2021	6		21.64	123		0.02%	28.71%
2020	9		16.82	155		0.31%	15.34%
ClearBridge Variable Small Cap Growth Portfolio, Class I
2024	30		24.03	717		0.00%	4.50%
2023	25		23.00	578		0.00%	8.40%
2022	19		21.21	409		0.00%	(28.85)%
2021	17		29.81	492		0.00%	12.61%
2020	18		26.47	489		0.00%	43.26%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Columbia VP Small Cap Value Fund, Class 1
2024	3		$55.86	$161		0.76%	8.87%
2023	3		51.31	148		0.75%	21.94%
2022	3		42.08	116		0.11%	(8.69)%
2021	6		46.08	281		0.68%	29.19%
2020	7		35.67	154		0.74%	8.79%
Davis Equity Portfolio
2024	4		47.08	193		1.12%	18.05%
2023	4		39.88	166		1.39%	32.63%
2022	4		30.07	127		1.29%	(20.13)%
2021	4		37.64	162		0.60%	17.85%
2020	4		31.94	139		0.81%	11.73%
Davis Financial Portfolio
2024	8		46.16	349		1.39%	29.50%
2023	11		35.64	402		2.64%	15.29%
2022	10		30.92	321		2.27%	(8.53)%
2021	8		33.80	275		3.43%	30.54%
2020	1		25.89	37		1.57%	(5.99)%
Delaware VIP International Series, Standard Class
2024	-		-	-		2.34%	1.96%
2023	26		10.22	270		1.37%	13.58%
2022	7		8.99	60		0.88%	(17.37)%
2021	18		10.88	191		0.91%	6.87%
2020	18		10.18	183		0.00%	1.81%
Dimensional VIT Inflation Protected Securities Portfolio, Institutional
2024	7		9.78	68		2.22%	1.88%
2023	6		9.60	54		1.74%	4.02%
2022	17		9.23	157		12.34%	(7.71)%
DWS Core Equity VIP, Class A
2024	0	*	51.64	0	*	0.86%	20.08%
2023	0	*	43.00	0	*	0.93%	25.57%
2022	0	*	34.25	0	*	0.59%	(15.88)%
DWS CROCI U.S. VIP, Class A
2023	-		-	-		0.00%	20.76%
2022	-		-	-		0.00%	(15.40)%
2021	-		-	-		0.00%	0.00%
2020	8		16.86	143		2.02%	(12.14)%
DWS High Income VIP, Class A
2024	22		24.88	555		6.06%	7.14%
2023	16		23.22	369		5.30%	11.34%
2022	11		20.86	231		5.23%	(8.88)%
2021	10		22.89	233		3.47%	4.00%
2020	8		22.01	168		5.16%	6.22%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
DWS Small Cap Index VIP, Class A
2024	246	$38.31	$9,418	1.18%	11.15%
2023	268	34.46	9,240	1.13%	16.76%
2022	258	29.52	7,629	0.91%	(20.64)%
2021	278	37.19	10,326	0.86%	14.50%
2020	265	32.48	8,594	1.30%	19.42%
DWS Small Mid Cap Value VIP, Class A
2024	46	35.95	1,671	1.15%	6.21%
2023	45	33.84	1,527	1.15%	14.95%
2022	45	29.44	1,335	0.85%	(15.80)%
2021	45	34.97	1,564	1.22%	30.50%
2020	49	26.80	1,322	1.61%	(0.79)%
Eaton Vance VT Floating-Rate Income, Initial Class
2024	102	14.35	1,459	7.88%	7.68%
2023	118	13.33	1,567	8.21%	11.21%
2022	115	11.98	1,383	4.65%	(2.74)%
2021	114	12.32	1,405	2.89%	3.61%
2020	6	11.89	74	0.27%	2.02%
Empower Aggressive Profile Fund, Investor Class
2024	28	18.94	526	3.31%	11.94%
2023	25	16.92	426	2.88%	16.94%
2022	38	14.47	556	1.31%	(15.17)%
2021	39	17.05	673	5.96%	19.49%
2020	43	14.27	618	1.71%	12.03%
Empower Ariel Mid Cap Value Fund, Investor Class
2024	-	-	-	1.27%	6.66%
2023	3	73.62	195	1.83%	10.45%
2022	3	66.65	178	5.05%	(12.94)%
2021	3	76.56	219	2.18%	26.13%
2020	6	60.70	345	2.85%	9.09%
Empower Bond Index Fund, Investor Class
2024	244	14.70	3,586	2.25%	0.82%
2023	281	14.58	4,090	2.05%	5.02%
2022	249	13.88	3,453	1.16%	(13.68)%
2021	236	16.08	3,793	0.80%	(2.39)%
2020	235	16.47	3,872	1.81%	7.18%
Empower Conservative Profile Fund, Investor Class
2024	433	13.28	5,744	19.41%	5.09%
2023	38	12.64	477	2.33%	8.25%
2022	97	11.67	1,134	1.97%	(9.93)%
2021	61	12.96	787	2.21%	6.35%
2020	90	12.19	1,096	2.14%	8.22%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower Core Bond Fund, Investor Class
2024	4		$15.37	$61		2.90%	1.53%
2023	6		15.14	94		2.11%	6.20%
2022	9		14.25	123		0.63%	(14.70)%
2021	164		16.71	2,744		0.78%	(1.55)%
2020	164		16.97	2,776		2.80%	8.04%
Empower Emerging Markets Equity Fund, Investor Class
2024	0	*	10.73	0	*	1.29%	9.85%
2023	0	*	9.76	0	*	1.34%	9.67%
2022	7		8.90	61		0.76%	(22.34)%
2021	14		11.46	164		1.93%	(4.43)%
2020	8		12.00	96		9.53%	19.59%
Empower Global Bond Fund, Investor Class
2024	71		12.95	917		2.42%	(0.87)%
2023	74		13.07	972		0.83%	5.13%
2022	111		12.43	1,386		0.80%	(14.65)%
2021	95		14.56	1,386		0.80%	(6.46)%
2020	109		15.57	1,696		1.02%	5.35%
Empower Government Money Market Fund, Investor Class
2024	-		-	-		2.27%	2.28%
2023	2,268		14.30	31,746		4.46%	4.54%
2022	2,396		13.68	32,781		1.37%	1.22%
2021	1,526		13.52	20,623		0.01%	0.01. %
2020	1,744		13.52	23,577		0.23%	0.28%
Empower Inflation-Protected Securities Fund, Investor Class
2024	0	*	11.71	0	*	3.39%	2.80%
2023	0	*	11.39	0	*	4.12%	4.76%
2022	0	*	10.87	0	*	0.00%	(8.92)%
2021	73		11.93	869		2.49%	4.76%
2020	58		11.39	660		0.00%	7.57%
Empower International Index Fund, Investor Class
2024	319		16.60	5,305		2.01%	2.92%
2023	335		16.13	5,403		2.35%	17.52%
2022	330		13.73	4,531		1.77%	(14.74)%
2021	317		16.10	5,105		2.21%	10.75%
2020	225		14.54	3,267		17.50%	7.52%
Empower International Value Fund, Investor Class
2024	287		18.21	5,224		1.72%	5.46%
2023	255		17.27	4,410		1.14%	18.03%
2022	438		14.63	6,403		1.21%	(15.18)%
2021	441		17.25	7,603		2.06%	10.83%
2020	340		15.56	5,286		1.06%	9.76%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Empower Large Cap Growth Fund, Investor Class
2024	12	$94.53	$1,147	0.00%	25.44%
2023	11	75.36	804	0.10%	33.57%
2022	8	56.42	428	0.39%	(23.16)%
2021	5	73.42	341	1.00%	20.84%
2020	3	60.76	180	4.14%	41.45%
Empower Large Cap Value Fund, Investor II Class
2024	162	17.59	2,848	0.75%	15.51%
2023	177	15.23	2,697	1.12%	12.51%
2022	180	13.53	2,438	1.67%	(3.41)%
2021	200	14.01	2,804	1.14%	26.15%
2020	216	11.11	2,403	1.26%	3.90%
Empower Lifetime 2015 Fund, Investor Class
2024	38	15.83	606	2.54%	6.43%
2023	42	14.87	617	2.95%	10.33%
2022	42	13.48	566	1.39%	(12.27)%
2021	78	15.36	1,204	1.84%	8.48%
2020	115	14.16	1,625	1.99%	10.98%
Empower Lifetime 2020 Fund, Investor Class
2024	36	16.38	594	2.81%	6.95%
2023	43	15.31	652	2.72%	10.97%
2022	46	13.80	640	2.06%	(12.95)%
2021	46	15.85	722	2.29%	9.17%
2020	47	14.52	675	2.33%	11.29%
Empower Lifetime 2025 Fund, Investor Class
2024	439	17.07	7,490	2.37%	7.33%
2023	500	15.91	7,959	2.37%	11.91%
2022	536	14.21	7,624	1.83%	(13.83)%
2021	347	16.49	5,724	2.29%	10.16%
2020	317	14.97	4,743	2.33%	12.24%
Empower Lifetime 2030 Fund, Investor Class
2024	429	18.09	7,758	2.88%	8.06%
2023	217	16.74	3,637	2.73%	13.07%
2022	192	14.80	2,839	1.94%	(14.62)%
2021	170	17.34	2,942	2.57%	11.60%
2020	153	15.54	2,377	2.38%	12.59%
Empower Lifetime 2035 Fund, Investor Class
2024	165	19.13	3,158	2.34%	9.19%
2023	158	17.52	2,760	2.04%	14.40%
2022	142	15.31	2,169	1.59%	(15.62)%
2021	114	18.15	2,074	2.39%	13.46%
2020	110	15.99	1,757	2.31%	13.27%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower Lifetime 2040 Fund, Investor Class
2024	49		$20.18	$989		1.32%	10.19%
2023	109		18.32	2,002		2.40%	15.73%
2022	108		15.83	1,710		1.78%	(16.30)%
2021	91		18.91	1,725		2.95%	15.11%
2020	87		16.43	1,424		2.85%	13.61%
Empower Lifetime 2045 Fund, Investor Class
2024	59		20.55	1,221		1.98%	10.82%
2023	55		18.54	1,022		1.82%	16.73%
2022	55		15.89	874		1.29%	(16.82)%
2021	55		19.10	1,058		2.37%	16.02%
2020	71		16.46	1,170		2.47%	13.92%
Empower Lifetime 2050 Fund, Investor Class
2024	14		20.87	294		1.82%	11.14%
2023	21		18.77	397		1.86%	17.05%
2022	29		16.04	464		1.76%	(16.95)%
2021	25		19.31	487		3.05%	16.15%
2020	25		16.63	415		2.33%	13.96%
Empower Lifetime 2055 Fund, Investor Class
2024	24		20.59	497		1.22%	11.10%
2023	31		18.53	572		1.28%	17.06%
2022	35		15.83	556		1.12%	(17.13)%
2021	23		19.10	435		2.17%	16.10%
2020	24		16.45	394		1.19%	13.95%
Empower Lifetime 2060 Fund, Investor Class
2024	0	*	15.28	4		3.69%	10.90%
2023	0	*	13.78	1		4.67%	16.97%
2022	0	*	11.78	0	*	2.92%	(17.10)%
2021	0	*	14.21	0	*	9.41%	0.00%
2020	-		12.26	-		0.00%	0.00%
Empower Mid Cap Value Fund, Investor Class
2024	48		21.28	1,025		10.39%	15.68%
2023	25		18.40	468		0.51%	15.15%
2022	25		15.98	392		0.61%	(11.76)%
2021	19		18.11	345		27.50%	30.17%
2020	8		13.91	105		0.92%	(0.35)%
Empower Moderate Profile Fund, Investor Class
2024	19		15.74	306		3.45%	7.95%
2023	17		14.58	244		3.83%	11.93%
2022	12		13.03	159		1.31%	(12.02)%
2021	6		14.81	93		3.03%	11.98%
2020	26		13.23	338		1.59%	11.23%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Empower Moderately Aggressive Profile Fund, Investor Class
2024	18	$16.78	$296	2.54%	9.34%
2023	9	15.34	132	2.63%	13.60%
2022	7	13.51	96	0.92%	(13.09)%
2021	2	15.54	30	4.87%	14.25%
2020	6	13.60	83	2.01%	11.77%
Empower Moderately Conservative Profile Fund, Investor Class
2024	4	14.43	52	0.05%	6.45%
2023	238	13.55	3,223	3.45%	9.90%
2022	204	12.33	2,518	1.74%	(10.82)%
2021	151	13.83	2,094	3.77%	9.13%
2020	111	12.67	1,401	1.78%	9.52%
Empower Multi-Sector Bond Fund, Investor Class
2024	10	46.97	455	1.39%	5.14%
2023	36	44.67	1,610	5.39%	7.88%
2022	6	41.41	236	2.31%	(11.42)%
2021	6	46.74	281	2.24%	0.89%
2020	9	46.33	403	2.88%	9.09%
Empower Real Estate Index Fund, Investor Class
2024	80	17.51	1,396	2.39%	7.54%
2023	109	16.28	1,782	1.82%	13.31%
2022	108	14.37	1,551	1.75%	(26.40)%
2021	97	19.53	1,899	0.66%	44.31%
2020	22	13.53	301	1.62%	(11.57)%
Empower S&P Mid Cap 400 Index Fund, Investor Class
2024	392	30.81	12,076	1.12%	13.27%
2023	381	27.20	10,377	0.46%	15.76%
2022	388	23.50	9,110	0.43%	(13.55)%
2021	428	27.18	11,622	1.51%	24.01%
2020	353	21.92	7,744	3.45%	13.10%
Empower S&P Small Cap 600 Index Fund, Investor Class
2024	41	24.23	1,004	0.72%	7.94%
2023	49	22.45	1,089	0.55%	15.47%
2022	45	19.44	866	0.52%	(16.51)%
2021	38	23.29	886	2.61%	25.94%
2020	25	18.49	469	2.82%	10.93%
Empower Short Duration Bond Fund, Investor Class
2024	247	16.40	4,053	5.13%	4.24%
2023	215	15.73	3,376	2.34%	5.67%
2022	227	14.89	3,384	1.28%	(4.25)%
2021	425	15.55	6,603	1.04%	(0.03)%
2020	447	15.55	6,957	1.96%	4.65%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower Small Cap Growth Fund, Investor Class
2024	0	*	$25.49	$0	*	0.44%	10.49%
2023	0	*	23.07	0	*	0.00%	15.76%
2022	0	*	19.93	0	*	0.33%	(25.36)%
2021	0	*	-	0	*	20.96%	0.00%
Empower Small Cap Value Fund, Investor Class
2024	18		67.69	1,201		0.00%	8.21%
2023	18		62.55	1,103		0.05%	17.81%
2022	19		53.09	1,030		0.06%	(10.03)%
2021	21		59.01	1,215		3.35%	30.67%
2020	23		45.16	1,032		0.00%	3.20%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2024	32		80.15	2,593		0.00%	9.05%
2023	33		73.49	2,437		0.00%	19.92%
2022	33		61.29	2,052		0.02%	(22.79)%
2021	36		79.38	2,860		0.18%	14.83%
2020	42		69.13	2,882		0.00%	24.10%
Empower U.S. Government Securities Fund, Investor Class
2024	160		22.52	3,603		3.79%	0.76%
2023	27		22.35	605		2.46%	4.44%
2022	28		21.40	599		0.70%	(12.08)%
2021	159		24.34	3,859		0.66%	(2.15)%
2020	3,947		24.88	3,947		0.91%	5.86%
Federated Hermes High Income Bond Fund II
2024	0	*	39.60	0	*	5.52%	6.27%
2023	0	*	37.27	0	*	24.56%	12.71%
2022	5		33.06	154		5.56%	(11.78)%
2021	4		37.48	158		4.00%	274.79%
Federated Hermes Kaufmann Fund II, Primary Shares
2024	4		44.40	166		0.89%	17.05%
2023	8		37.93	290		0.00%	15.23%
2022	5		32.92	162		0.00%	(30.09)%
2021	4		47.09	201		0.00%	2.51%
2020	6		45.93	262		0.00%	28.81%
Fidelity VIP Contrafund Portfolio, Service Class 2
2024	24		93.30	2,229		0.03%	33.45%
2023	26		69.92	1,814		0.27%	33.12%
2022	25		52.52	1,328		0.29%	(26.49)%
2021	25		71.45	1,766		0.03%	27.51%
2020	35		56.03	1,949		0.04%	30.22%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Emerging Markets Portfolio, Service Class 2
2024	130	$13.15	$1,706	1.24%	9.71%
2023	148	11.99	1,777	1.97%	9.49%
2022	147	10.95	1,612	1.56%	(20.37)%
2021	143	13.75	1,970	2.11%	(2.41)%
2020	7	14.09	104	0.00%	30.88%
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2024	-	-	-	0.00%	7.83%
Fidelity VIP Government Money Market Portfolio, Service Class 2
2024	2,502	10.31	25,808	3.39%	2.90%
Fidelity VIP Growth Portfolio, Service Class 2
2024	1	73.00	44	0.00%	30.07%
2023	1	56.12	40	0.00%	35.89%
2022	1	41.30	34	0.33%	(24.63)%
2021	1	54.80	53	0.00%	22.88%
2020	1	44.59	48	0.05%	43.53%
Fidelity VIP Index 500 Portfolio, Initial Class
2024	907	14.78	13,402	1.38%	24.90%
2023	681	11.84	8,057	1.49%	26.19%
2022	601	9.38	5,638	1.49%	(18.21)%
2021	522	11.47	5,988	0.00%	14.68%
Fidelity VIP International Index Portfolio, Service Class 2
2024	7	11.65	80	2.53%	7.68%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2024	9	23.81	207	3.38%	1.50%
2023	8	23.46	191	2.56%	6.00%
2022	8	22.13	173	2.04%	(13.21)%
2021	11	25.50	282	1.82%	(0.90)%
2020	15	25.73	394	2.21%	9.16%
Fidelity VIP Mid Cap Portfolio, Service Class 2
2024	1	97.73	105	0.19%	17.18%
2023	3	83.40	280	0.36%	14.80%
2022	4	72.65	308	0.26%	(14.97)%
2021	5	85.44	406	0.37%	25.31%
2020	8	68.18	519	0.36%	17.86%
Goldman Sachs VIT Government Money Market, Service Shares
2024	45	10.32	463	5.01%	1.94%
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares
2024	1	28.86	18	1.02%	12.40%
2023	1	25.68	21	0.30%	11.42%
2022	4	23.05	89	0.71%	(9.99)%
2021	4	25.60	98	0.49%	30.95%
2020	4	19.55	76	0.68%	8.38%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares
2023	-		$-	$-		0.00%	7.77%
2022	0	*	11.38	6		2.42%	(6.54)%
2021	1		12.17	9		1.47%	4.84%
2020	1		11.61	9		2.58%	6.72%
Invesco Global Real Estate Fund, Series I
2024	31		40.25	1,245		2.53%	(1.80)%
2023	28		40.99	1,139		1.55%	9.05%
2022	27		37.59	1,002		2.93%	(24.94)%
2021	27		50.08	1,364		2.38%	25.71%
2020	1,418		39.83	1,418		5.94%	(12.32)%
Invesco V.I. Core Equity Fund, Series I
2024	0	*	49.30	19		0.69%	25.61%
2023	0	*	39.25	18		0.72%	23.36%
2022	1		31.82	16		0.96%	(20.54)%
2021	1		40.04	26		0.64%	27.74%
2020	25		31.35	25		1.44%	13.87%
Invesco V.I. EQV International Equity Fund, Series I
2024	134		22.97	3,081		1.80%	0.62%
2023	122		22.83	2,792		0.20%	18.15%
2022	131		19.32	2,537		1.76%	(18.31)%
2021	135		23.65	3,201		1.14%	5.89%
2020	175		22.34	3,913		2.55%	13.98%
Invesco V.I. Health Care Fund, Series I
2024	2		48.69	92		0.00%	4.17%
2023	2		46.75	113		0.00%	3.02%
2022	1		45.37	39		0.00%	(13.30)%
2021	1		52.34	47		0.24%	12.28%
2020	71		46.61	58		0.35%	14.44%
Invesco V.I. Main Street Mid Cap Fund
2023	-		-	-		0.00%	14.47%
2022	-		-	0	*	0.00%	(14.26)%
2021	14		38.00	515		0.46%	23.24%
2020	13		30.84	395		0.87%	9.27%
Invesco V.I. Main Street Small Cap Fund
2024	45		23.54	1,048		0.00%	12.68%
2023	30		20.89	634		1.25%	18.13%
2022	29		17.68	515		0.53%	(15.83)%
2021	28		21.01	586		0.34%	22.55%
2020	346		17.14	346		0.76%	19.89%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Janus Henderson Balanced Fund, Class I
2024	73	$56.56	$4,139	2.15%	15.43%
2023	61	49.00	3,010	2.05%	15.41%
2022	66	42.46	2,787	1.29%	(16.40)%
2021	61	50.79	3,082	0.87%	17.20%
2020	79	43.34	3,426	2.68%	14.32%
Janus Henderson Enterprise Fund, Class I
2024	23	25.21	590	0.74%	15.61%
2023	25	21.81	544	0.15%	18.07%
2022	33	18.47	602	0.18%	(15.94)%
2021	33	21.98	725	0.36%	16.83%
2020	41	18.81	776	0.13%	19.50%
Janus Henderson Flexible Bond Portfolio
2024	70	29.35	2,055	5.03%	1.96%
2023	60	28.78	1,726	4.24%	5.50%
2022	89	27.28	2,430	2.44%	(13.66)%
2021	93	31.60	2,936	2.00%	(0.90)%
2020	87	31.88	2,760	3.27%	10.48%
Janus Henderson Forty Fund, Class I
2024	22	127.82	2,794	0.11%	28.47%
2023	20	99.50	1,945	0.22%	39.96%
2022	18	71.09	1,262	0.19%	(33.55)%
2021	17	106.99	1,823	0.00%	22.90%
2020	32	87.05	2,763	0.80%	39.40%
Janus Henderson Global Research Fund, Class I
2024	21	29.86	618	0.83%	23.58%
2023	18	24.16	426	1.21%	26.78%
2022	7	19.06	124	1.05%	(19.41)%
2021	7	23.65	171	0.41%	18.09%
2020	16	20.03	319	0.70%	20.08%
Janus Henderson Overseas Portfolio, Institutional Shares
2024	2	44.49	80	1.38%	5.84%
2023	2	42.04	77	1.53%	10.87%
2022	2	37.91	71	1.78%	(8.60)%
2021	2	41.48	79	1.16%	13.58%
2020	2	36.52	70	1.50%	16.28%
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
2024	21	140.32	2,973	0.00%	32.10%
2023	24	106.22	2,576	0.00%	54.55%
2022	25	68.73	1,698	0.00%	(36.95)%
2021	27	109.01	2,989	0.22%	18.01%
2020	25	92.37	2,347	0.00%	51.18%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Lord Abbett Series Fund Developing Growth Portfolio
2024	2		$21.78	$41		0.10%	22.18%
2023	20		17.83	362		0.00%	8.17%
2022	8		16.48	126		0.00%	(35.98)%
2021	9		25.75	242		0.00%	(2.75)%
2020	8		26.47	222		0.00%	72.57%
Lord Abbett Series Fund Total Return Portfolio
2024	6		11.02	63		4.68%	2.66%
2023	6		10.73	61		4.45%	6.34%
2022	5		10.10	54		2.55%	(14.05)%
2021	2		11.75	20		1.97%	(0.24)%
2020	2		11.77	21		3.76%	7.43%
LVIP American Century Capital Appreciation Fund, Standard Class II
2024	20		30.83	616		0.00%	24.98%
2023	20		24.67	499		0.00%	20.69%
2022	21		20.44	422		0.00%	(28.11)%
2021	19		28.43	532		0.00%	11.16%
2020	19		25.58	486		0.00%	42.42%
LVIP American Century Inflation Protection Fund, Service Class
2024	243		11.72	2,843		3.72%	1.54%
2023	318		11.54	3,665		3.31%	3.40%
2022	318		11.16	3,548		5.04%	(13.08)%
2021	287		12.84	3,681		3.11%	6.27%
2020	292		12.09	3,524		1.88%	9.57%
LVIP American Century International Fund, Standard Class II
2024	3		18.72	51		1.62%	2.61%
2023	3		18.24	48		1.34%	12.57%
2022	3		16.20	43		1.38%	(24.75)%
2021	3		21.54	71		0.16%	8.75%
2020	3		19.80	67		0.60%	25.89%
LVIP American Century Mid Cap Value Fund, Standard Class II
2024	87		17.31	1,507		2.44%	8.73%
2023	112		15.92	1,788		2.35%	6.13%
2022	102		15.00	1,526		2.23%	(1.19)%
2021	111		15.19	1,689		1.11%	23.20%
2020	133		12.33	1,641		2.97%	1.19%
LVIP American Century Ultra Fund, Standard Class II
2024	0	*	95.29	0	*	0.00%	28.80%
2023	0	*	73.99	0	*	0.00%	43.51%
2022	3		51.55	167		0.00%	(32.38)%
2021	3		76.24	241		0.00%	662.37%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
LVIP American Century Value Fund, Standard Class II
2024	13		$76.45	$1,020		2.93%	9.48%
2023	14		69.83	975		2.39%	9.10%
2022	15		64.01	937		2.02%	0.54%
2021	24		63.66	1,544		1.74%	24.51%
2020	24		51.13	1,234		2.20%	0.97%
LVIP JPMorgan Small Cap Core Fund, Standard Class
2024	0	*	19.82	0	*	0.79%	11.71%
2023	0	*	17.74	0	*	1.38%	13.10%
2022	0	*	15.69	0	*	0.31%	(20.28)%
LVIP JPMorgan U.S. Equity Fund, Standard Class
2024	0	*	29.00	0	*	0.50%	23.99%
2023	0	*	23.39	0	*	1.55%	27.16%
2022	0	*	18.40	0	*	0.37%	(19.19)%
Macquarie VIP International Core Equity Series, Standard Class
2024	34		10.07	346		1.29%	0.73%
Macquarie VIP Small Cap Value Series, Service Class
2024	25		21.11	529		0.93%	11.02%
2023	32		19.01	602		0.65%	9.10%
2022	30		17.43	522		0.44%	(12.36)%
2021	35		19.88	700		0.59%	34.01%
2020	25		14.84	369		1.10%	(2.19)%
MFS Blended Research Small Cap Equity Portfolio, Initial Class
2024	0	*	17.97	0	*	0.97%	4.95%
2023	0	*	17.13	0	*	0.01%	18.96%
2022	1		14.40	9		0.78%	(18.37)%
2021	1		17.64	14		0.84%	29.64%
2020	1		13.60	16		1.31%	2.23%
MFS Global Real Estate Portfolio, Initial Class
2024	24		13.94	340		2.12%	(2.69)%
2023	22		14.33	320		0.86%	11.46%
2022	18		12.86	228		1.64%	(26.94)%
2021	13		17.60	232		0.91%	30.12%
2020	3		13.52	35		0.00%	1.49%
MFS Growth Series, Initial Class
2024	0	*	26.62	0	*	0.00%	31.47%
2023	0	*	20.25	0	*	0.00%	35.86%
2022	1		14.90	8		0.00%	(31.64)%
2021	1		21.80	21		0.00%	23.53%
2020	1		17.65	18		0.00%	31.90%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
MFS International Growth Portfolio, Initial Class
2024	159		$14.50	$2,300		0.99%	9.00%
2023	180		13.30	2,389		1.10%	14.72%
2022	173		11.60	2,009		0.62%	(14.95)%
2021	169		13.64	2,305		0.48%	9.27%
2020	38		12.48	470		0.00%	15.84%
MFS Mid Cap Growth Series, Initial Class
2024	14		25.04	339		0.00%	14.72%
2023	15		21.82	320		0.00%	21.32%
2022	26		17.99	465		0.00%	(28.70)%
2021	38		25.23	954		0.00%	14.11%
2020	22		22.11	482		0.00%	36.48%
MFS Mid Cap Value Portfolio, Initial Class
2024	18		20.29	371		1.53%	13.75%
2023	4		17.84	74		1.60%	12.73%
2022	4		15.83	61		1.03%	(8.79)%
2021	3		17.35	54		0.88%	30.99%
2020	0	*	13.25	6		1.99%	3.87%
MFS Research Series, Initial Class
2024	0	*	29.19	0	*	0.62%	18.87%
2023	0	*	24.55	0	*	0.00%	22.42%
2022	2		20.06	36		0.52%	(17.21)%
2021	3		24.23	76		0.54%	24.80%
2020	3		19.41	64		0.84%	16.59%
MFS Total Return Bond Series, Initial Class
2024	254		11.38	2,888		4.26%	2.55%
2023	262		11.10	2,910		3.20%	7.38%
2022	266		10.34	2,749		2.77%	(13.93)%
2021	272		12.01	3,266		2.23%	(0.81)%
2020	359		12.11	4,348		3.69%	8.52%
MFS Value Series, Initial Class
2024	94		22.44	2,098		1.72%	11.61%
2023	74		20.10	1,486		1.81%	7.93%
2022	66		18.63	1,228		1.31%	(5.91)%
2021	78		19.80	1,548		1.28%	25.45%
2020	33		15.78	520		1.69%	3.48%
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I
2024	0	*	49.43	12		0.00%	24.02%
2023	0	*	39.85	12		0.00%	18.15%
2022	0	*	33.73	11		0.00%	(28.73)%
2021	0	*	47.33	18		0.00%	12.99%
2020	0	*	41.89	16		0.00%	39.98%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I
2024	-	$-	$0	*	1.32%	8.82%
2023	-	33.44	0	*	1.52%	11.00%
2022	-	30.13	0	*	0.00%	(9.75)%
2021	2	33.38	78		0.61%	32.80%
2020	8	25.14	208		1.15%	(2.61)%
Neuberger Berman AMT Sustainable Equity Portfolio, Class I
2024	4	75.98	309		0.23%	25.84%
2023	4	60.38	261		0.35%	26.90%
2022	2	47.58	76		0.43%	(18.45)%
2021	2	58.35	88		0.42%	23.48%
2020	3	47.25	150		0.69%	19.57%
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class
2024	6	14.29	82		2.22%	4.16%
2023	6	13.72	80		16.06%	(7.85)%
2022	5	14.89	73		20.97%	8.61%
2021	4	13.71	51		3.15%	37.05%
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
2024	155	10.50	1,631		3.54%	(0.50)%
2023	178	10.55	1,879		2.26%	5.26%
2022	174	10.02	1,743		1.49%	(11.00)%
2021	190	11.26	2,136		5.18%	(4.16)%
2020	27	11.75	318		2.69%	10.13%
PIMCO High Yield Portfolio, Admin Class
2024	57	31.70	1,817		5.86%	6.89%
2023	47	29.66	1,402		5.67%	12.22%
2022	37	26.43	979		5.06%	(10.28)%
2021	38	29.46	1,114		4.48%	3.63%
2020	11	28.43	313		5.30%	5.76%
PIMCO Income Portfolio, Institutional Class
2024	2	11.37	27		6.02%	5.57%
2023	3	10.77	32		5.58%	6.50%
PIMCO Low Duration Portfolio, Admin Class
2024	212	16.65	3,524		3.99%	4.50%
2023	224	15.94	3,568		3.57%	4.97%
2022	291	15.18	4,423		1.52%	(5.74)%
2021	532	16.11	8,568		0.52%	(0.93)%
2020	510	16.26	8,296		1.30%	2.96%
PIMCO Real Return Portfolio, Admin Class
2024	51	20.59	1,049		2.63%	2.13%
2023	53	20.16	1,069		2.99%	3.67%
2022	46	19.44	898		7.05%	(11.90)%
2021	55	22.07	1,224		5.08%	5.59%
2020	24	20.90	499		1.53%	11.73%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
PIMCO Total Return Portfolio, Admin Class
2024	389		$21.14	$8,216		4.04%	2.53%
2023	396		20.62	8,173		3.57%	5.93%
2022	366		19.47	7,134		2.62%	(14.30)%
2021	367		22.72	8,347		1.83%	(1.27)%
2020	209		23.01	4,803		2.31%	8.62%
Pioneer Real Estate Shares VCT Portfolio, Class I
2023	-		-	-		1.85%	(1.01)%
2022	12		11.52	139		1.92%	(30.84)%
2021	18		16.66	305		1.39%	41.05%
2020	6		11.81	75		1.88%	(7.34)%
Putnam VT Focused International Equity Fund, Class IA
2024	0	*	16.86	0	*	2.32%	3.63%
2023	1		16.27	11		0.21%	19.56%
2022	10		13.60	142		2.04%	(17.99)%
2021	12		16.59	198		1.05%	12.84%
2020	2		14.70	28		0.45%	10.29%
Putnam VT Global Asset Allocation Fund, Class IA
2024	0	*	19.40	0	*	2.39%	16.63%
2023	0	*	16.63	0	*	0.03%	17.78%
2022	0	*	14.12	6		1.78%	(15.82)%
2021	1		16.78	15		0.92%	14.25%
2020	1		14.68	14		1.34%	12.58%
Putnam VT High Yield Fund, Class IA
2024	1		30.83	41		5.51%	8.19%
2023	3		28.49	90		5.34%	12.29%
2022	4		25.37	93		5.58%	(11.37)%
2021	5		28.63	134		6.92%	5.20%
2020	24		27.21	659		6.33%	5.52%
Putnam VT Income Fund, Class IB
2024	32		11.08	357		3.74%	2.32%
2023	22		10.83	234		5.63%	4.69%
2022	6		10.35	66		5.48%	(13.81)%
2021	6		12.00	66		1.54%	(4.59)%
2020	1		12.58	9		10.14%	5.72%
Putnam VT International Value Fund, Class IA
2024	63		17.84	1,128		2.67%	5.44%
2023	68		16.92	1,155		1.51%	19.08%
2022	59		14.21	840		2.24%	(6.70)%
2021	39		15.22	595		1.26%	15.28%
2020	19		13.21	247		0.00%	4.23%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Putnam VT Large Cap Growth Fund, Class IA
2024	12		$44.46	$528		0.08%	33.71%
2023	12		33.25	394		0.00%	44.89%
2022	10		22.95	240		0.00%	(30.36)%
2021	31		32.96	1,016		0.00%	23.00%
2020	62		26.79	1,666		0.15%	39.09%
Putnam VT Large Cap Value Fund, Class IA
2024	32		78.25	2,533		1.28%	19.46%
2023	30		65.51	1,958		2.21%	15.92%
2022	28		56.51	1,558		1.72%	(2.87)%
2021	19		58.18	1,100		1.28%	27.62%
2020	19		45.59	879		1.89%	6.07%
Putnam VT Research Fund, Class IA
2024	0	*	33.64	0	*	0.57%	26.61%
2023	0	*	26.57	0	*	0.00%	29.21%
2022	30		20.56	627		0.81%	(17.10)%
2021	27		24.80	658		0.30%	24.46%
2020	0	*	19.93	-		0.00%	0.00%
Putnam VT Small Cap Value Fund, Class IA
2024	0	*	21.80	2		1.36%	6.48%
2023	0	*	20.48	4		0.37%	24.13%
2022	0	*	16.50	6		0.38%	(12.80)%
2021	-		18.92	5		0.87%	40.23%
2020	-		13.49	4		1.42%	4.23%
Putnam VT Sustainable Future Fund, Class IA
2024	2		70.71	155		0.00%	15.23%
2023	4		61.37	267		0.00%	28.83%
2022	4		47.64	202		0.00%	(33.85)%
2021	4		72.01	285		0.00%	6.33%
2020	4		67.72	240		0.36%	52.98%
Royce Capital Fund Small Cap Portfolio, Service Class
2024	3		30.04	83		1.00%	3.26%
2023	3		29.09	83		0.70%	25.53%
2022	3		23.17	67		0.08%	(9.41)%
2021	3		25.58	76		1.07%	28.44%
2020	4		19.92	74		0.70%	(7.33)%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2024	130		36.31	4,705		0.00%	35.17%
2023	123		26.87	3,298		0.00%	48.96%
2022	113		18.04	2,032		0.00%	(38.66)%
2021	128		29.40	3,776		0.00%	17.33%
2020	90		25.06	2,250		0.00%	33.92%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
VanEck VIP Emerging Markets Fund, Initial Class
2024	1		$46.10	$44		1.68%	1.21%
2023	1		45.55	44		3.59%	9.77%
2022	1		41.49	41		0.28%	(24.37)%
2021	1		54.87	55		0.93%	(11.87)%
2020	1		62.26	74		2.28%	17.26%
VanEck VIP Global Resources Fund, Class I
2024	24		64.61	1,539		2.58%	(2.83)%
2023	23		66.50	1,524		2.90%	(3.58)%
2022	19		68.97	1,340		1.60%	8.39%
2021	22		63.63	1,381		0.36%	18.92%
2020	22		53.51	1,175		1.06%	19.11%
Vanguard VIF Global Bond Index Portfolio
2024	76		9.51	721		2.72%	2.03%
2023	86		9.32	799		1.84%	6.52%
2022	83		8.75	729		2.45%	(13.13)%
2021	81		10.07	819		0.00%	0.71%
Vanguard VIF Real Estate Index Portfolio
2024	8		11.47	90		0.00%	14.42%
Vanguard VIF Total Bond Market Index Portfolio
2024	251		9.36	2,347		2.51%	1.24%
2023	300		9.25	2,769		2.02%	5.58%
2022	188		8.76	1,643		2.09%	(13.21)%
2021	81		10.09	820		0.00%	0.91%
Victory RS Small Cap Growth Equity VIP Series, Class I
2024	2		12.80	21		0.00%	11.82%
2023	0	*	11.44	0	*	0.00%	20.40%
2022	0	*	9.51	0	*	0.00%	(36.36)%
2021	1		14.94	12		0.00%	(10.43)%
2020	14		16.67	14		0.00%	38.04%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, are not annualized, and include changes in the value of the underlying mutual fund. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.